UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class C : FLUEX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.86%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	14.7
Industrials	14.3
Information Technology	9.2
Energy	7.2
Consumer Staples	7.2
Consumer Discretionary	6.0
Real Estate	4.6
Materials	4.4
Utilities	4.3
Communication Services	4.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.0
Exxon Mobil Corp	2.8
Cisco Systems Inc	1.9
UnitedHealth Group Inc	1.9
FedEx Corp	1.9
Thermo Fisher Scientific Inc	1.6
Norfolk Southern Corp	1.6
Bank of America Corp	1.6
Wells Fargo & Co	1.6
Lowe's Cos Inc	1.6
19.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914441.100    1812-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Stock Selector Large Cap Value Fund Fidelity® Stock Selector Large Cap Value Fund : FSLVX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Large Cap Value Fund	$ 43	0.82%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	14.7
Industrials	14.3
Information Technology	9.2
Energy	7.2
Consumer Staples	7.2
Consumer Discretionary	6.0
Real Estate	4.6
Materials	4.4
Utilities	4.3
Communication Services	4.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.0
Exxon Mobil Corp	2.8
Cisco Systems Inc	1.9
UnitedHealth Group Inc	1.9
FedEx Corp	1.9
Thermo Fisher Scientific Inc	1.6
Norfolk Southern Corp	1.6
Bank of America Corp	1.6
Wells Fargo & Co	1.6
Lowe's Cos Inc	1.6
19.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914445.100    708-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Series Value Discovery Fund Fidelity® Series Value Discovery Fund : FNKLX

This semi-annual shareholder report contains information about Fidelity® Series Value Discovery Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Value Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$11,566,272,328
Number of Holdings	95
Portfolio Turnover	38%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	24.2
Health Care	16.8
Industrials	12.1
Consumer Staples	10.8
Energy	8.8
Information Technology	7.3
Utilities	6.7
Communication Services	4.9
Consumer Discretionary	4.6
Materials	2.1
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.4
JPMorgan Chase & Co	3.8
Chubb Ltd	3.0
UnitedHealth Group Inc	2.9
Comcast Corp Class A	2.8
Bank of America Corp	2.7
Travelers Cos Inc/The	2.5
Cigna Group/The	2.5
PG&E Corp	2.3
Wells Fargo & Co	2.2
29.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914434.100    2453-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Mid Cap Value K6 Fund Fidelity® Mid Cap Value K6 Fund : FCMVX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value K6 Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value K6 Fund	$ 24	0.45%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$53,163,813
Number of Holdings	190
Portfolio Turnover	93%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.3
Financials	16.7
Materials	9.9
Consumer Discretionary	9.4
Real Estate	8.9
Health Care	8.2
Utilities	7.9
Consumer Staples	6.5
Information Technology	6.3
Energy	5.6
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Welltower Inc	1.5
PG&E Corp	1.2
Edison International	1.1
Sun Communities Inc	1.1
Builders FirstSource Inc	1.1
Steel Dynamics Inc	1.1
Camden Property Trust	1.0
Coca-Cola Consolidated Inc	1.0
Discover Financial Services	1.0
J M Smucker Co/The	1.0
11.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914437.100    2956-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Series All-Sector Equity Fund Fidelity® Series All-Sector Equity Fund : FSAEX

This semi-annual shareholder report contains information about Fidelity® Series All-Sector Equity Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series All-Sector Equity Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$3,639,434,263
Number of Holdings	273
Portfolio Turnover	43%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.4
Financials	13.8
Health Care	11.7
Consumer Discretionary	10.3
Industrials	10.1
Communication Services	8.7
Consumer Staples	5.3
Energy	3.8
Real Estate	2.4
Materials	2.3
Utilities	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.1
NVIDIA Corp	6.2
Apple Inc	5.9
Amazon.com Inc	4.0
Meta Platforms Inc Class A	2.6
Broadcom Inc	2.1
Exxon Mobil Corp	2.0
Alphabet Inc Class A	2.0
Alphabet Inc Class C	1.8
Eli Lilly & Co	1.7
35.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914433.100    2115-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class I : FMPOX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.89%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.3
Financials	16.8
Materials	10.0
Consumer Discretionary	9.5
Real Estate	8.9
Health Care	8.3
Utilities	7.9
Information Technology	6.4
Consumer Staples	6.3
Energy	5.7
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Welltower Inc	1.5
PG&E Corp	1.2
Edison International	1.1
Sun Communities Inc	1.1
Builders FirstSource Inc	1.1
Steel Dynamics Inc	1.1
Camden Property Trust	1.0
Discover Financial Services	1.0
J M Smucker Co/The	1.0
Corteva Inc	1.0
11.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914449.100    1820-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class C : FMPEX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 100	1.88%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.3
Financials	16.8
Materials	10.0
Consumer Discretionary	9.5
Real Estate	8.9
Health Care	8.3
Utilities	7.9
Information Technology	6.4
Consumer Staples	6.3
Energy	5.7
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Welltower Inc	1.5
PG&E Corp	1.2
Edison International	1.1
Sun Communities Inc	1.1
Builders FirstSource Inc	1.1
Steel Dynamics Inc	1.1
Camden Property Trust	1.0
Discover Financial Services	1.0
J M Smucker Co/The	1.0
Corteva Inc	1.0
11.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914447.100    1818-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class M : FLUTX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	1.36%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	14.7
Industrials	14.3
Information Technology	9.2
Energy	7.2
Consumer Staples	7.2
Consumer Discretionary	6.0
Real Estate	4.6
Materials	4.4
Utilities	4.3
Communication Services	4.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.0
Exxon Mobil Corp	2.8
Cisco Systems Inc	1.9
UnitedHealth Group Inc	1.9
FedEx Corp	1.9
Thermo Fisher Scientific Inc	1.6
Norfolk Southern Corp	1.6
Bank of America Corp	1.6
Wells Fargo & Co	1.6
Lowe's Cos Inc	1.6
19.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914442.100    1813-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Mid Cap Value Fund Fidelity® Mid Cap Value Fund : FSMVX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Fund	$ 45	0.84%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.3
Financials	16.8
Materials	10.0
Consumer Discretionary	9.5
Real Estate	8.9
Health Care	8.3
Utilities	7.9
Information Technology	6.4
Consumer Staples	6.3
Energy	5.7
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Welltower Inc	1.5
PG&E Corp	1.2
Edison International	1.1
Sun Communities Inc	1.1
Builders FirstSource Inc	1.1
Steel Dynamics Inc	1.1
Camden Property Trust	1.0
Discover Financial Services	1.0
J M Smucker Co/The	1.0
Corteva Inc	1.0
11.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914451.100    762-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class A : FMPAX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.13%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.3
Financials	16.8
Materials	10.0
Consumer Discretionary	9.5
Real Estate	8.9
Health Care	8.3
Utilities	7.9
Information Technology	6.4
Consumer Staples	6.3
Energy	5.7
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Welltower Inc	1.5
PG&E Corp	1.2
Edison International	1.1
Sun Communities Inc	1.1
Builders FirstSource Inc	1.1
Steel Dynamics Inc	1.1
Camden Property Trust	1.0
Discover Financial Services	1.0
J M Smucker Co/The	1.0
Corteva Inc	1.0
11.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914446.100    1816-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Equity-Income Fund Fidelity® Equity-Income Fund : FEQIX

This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income Fund	$ 29	0.54%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,400,812,904
Number of Holdings	130
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.2
Health Care	14.5
Industrials	13.0
Information Technology	10.3
Consumer Staples	9.2
Energy	7.5
Consumer Discretionary	5.6
Communication Services	5.5
Utilities	5.5
Materials	5.1
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Exxon Mobil Corp	3.0
UnitedHealth Group Inc	2.7
Linde PLC	2.4
Bank of America Corp	2.3
Danaher Corp	2.0
Wells Fargo & Co	2.0
General Electric Co	1.9
Chubb Ltd	1.7
PNC Financial Services Group Inc/The	1.7
23.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914417.100    23-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Equity-Income Fund Fidelity® Equity-Income Fund Class K : FEIKX

This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 24	0.46%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$8,400,812,904
Number of Holdings	130
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.2
Health Care	14.5
Industrials	13.0
Information Technology	10.3
Consumer Staples	9.2
Energy	7.5
Consumer Discretionary	5.6
Communication Services	5.5
Utilities	5.5
Materials	5.1
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Exxon Mobil Corp	3.0
UnitedHealth Group Inc	2.7
Linde PLC	2.4
Bank of America Corp	2.3
Danaher Corp	2.0
Wells Fargo & Co	2.0
General Electric Co	1.9
Chubb Ltd	1.7
PNC Financial Services Group Inc/The	1.7
23.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914416.100    2085-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z : FSCZX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.71%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	14.7
Industrials	14.3
Information Technology	9.2
Energy	7.2
Consumer Staples	7.2
Consumer Discretionary	6.0
Real Estate	4.6
Materials	4.4
Utilities	4.3
Communication Services	4.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.0
Exxon Mobil Corp	2.8
Cisco Systems Inc	1.9
UnitedHealth Group Inc	1.9
FedEx Corp	1.9
Thermo Fisher Scientific Inc	1.6
Norfolk Southern Corp	1.6
Bank of America Corp	1.6
Wells Fargo & Co	1.6
Lowe's Cos Inc	1.6
19.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914444.100    2893-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class I : FLUIX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.81%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	14.7
Industrials	14.3
Information Technology	9.2
Energy	7.2
Consumer Staples	7.2
Consumer Discretionary	6.0
Real Estate	4.6
Materials	4.4
Utilities	4.3
Communication Services	4.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.0
Exxon Mobil Corp	2.8
Cisco Systems Inc	1.9
UnitedHealth Group Inc	1.9
FedEx Corp	1.9
Thermo Fisher Scientific Inc	1.6
Norfolk Southern Corp	1.6
Bank of America Corp	1.6
Wells Fargo & Co	1.6
Lowe's Cos Inc	1.6
19.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914443.100    1814-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Equity-Income K6 Fund Fidelity® Equity-Income K6 Fund : FEKFX

This semi-annual shareholder report contains information about Fidelity® Equity-Income K6 Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income K6 Fund	$ 18	0.34%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$198,329,180
Number of Holdings	130
Portfolio Turnover	37%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.3
Health Care	14.6
Industrials	13.1
Information Technology	10.3
Consumer Staples	9.1
Energy	7.5
Communication Services	5.6
Consumer Discretionary	5.6
Utilities	5.4
Materials	5.0
Real Estate	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.8
Exxon Mobil Corp	3.0
UnitedHealth Group Inc	2.7
Linde PLC	2.4
Bank of America Corp	2.3
Danaher Corp	2.0
Wells Fargo & Co	2.0
General Electric Co	1.9
PNC Financial Services Group Inc/The	1.8
Walmart Inc	1.8
23.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914439.100    3457-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class A : FLUAX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 59	1.12%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$593,433,431
Number of Holdings	144
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	14.7
Industrials	14.3
Information Technology	9.2
Energy	7.2
Consumer Staples	7.2
Consumer Discretionary	6.0
Real Estate	4.6
Materials	4.4
Utilities	4.3
Communication Services	4.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.0
Exxon Mobil Corp	2.8
Cisco Systems Inc	1.9
UnitedHealth Group Inc	1.9
FedEx Corp	1.9
Thermo Fisher Scientific Inc	1.6
Norfolk Southern Corp	1.6
Bank of America Corp	1.6
Wells Fargo & Co	1.6
Lowe's Cos Inc	1.6
19.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914440.100    1810-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class M : FMPTX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.38%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.3
Financials	16.8
Materials	10.0
Consumer Discretionary	9.5
Real Estate	8.9
Health Care	8.3
Utilities	7.9
Information Technology	6.4
Consumer Staples	6.3
Energy	5.7
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Welltower Inc	1.5
PG&E Corp	1.2
Edison International	1.1
Sun Communities Inc	1.1
Builders FirstSource Inc	1.1
Steel Dynamics Inc	1.1
Camden Property Trust	1.0
Discover Financial Services	1.0
J M Smucker Co/The	1.0
Corteva Inc	1.0
11.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914448.100    1819-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Series Stock Selector Large Cap Value Fund Fidelity® Series Stock Selector Large Cap Value Fund : FBLEX

This semi-annual shareholder report contains information about Fidelity® Series Stock Selector Large Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Stock Selector Large Cap Value Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$11,871,798,891
Number of Holdings	142
Portfolio Turnover	95%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.1
Health Care	15.2
Industrials	14.2
Information Technology	8.9
Consumer Staples	7.3
Energy	7.3
Consumer Discretionary	6.0
Real Estate	4.6
Utilities	4.6
Materials	4.4
Communication Services	4.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	2.9
Exxon Mobil Corp	2.9
UnitedHealth Group Inc	2.0
FedEx Corp	1.9
Cisco Systems Inc	1.8
Thermo Fisher Scientific Inc	1.7
Bank of America Corp	1.7
Johnson & Johnson	1.6
Lowe's Cos Inc	1.6
Norfolk Southern Corp	1.6
19.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914435.100    2461-TSRS-0924

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class Z : FIDFX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.75%
Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,878,791,142
Number of Holdings	190
Portfolio Turnover	91%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.3
Financials	16.8
Materials	10.0
Consumer Discretionary	9.5
Real Estate	8.9
Health Care	8.3
Utilities	7.9
Information Technology	6.4
Consumer Staples	6.3
Energy	5.7
Communication Services	1.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Welltower Inc	1.5
PG&E Corp	1.2
Edison International	1.1
Sun Communities Inc	1.1
Builders FirstSource Inc	1.1
Steel Dynamics Inc	1.1
Camden Property Trust	1.0
Discover Financial Services	1.0
J M Smucker Co/The	1.0
Corteva Inc	1.0
11.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914450.100    2894-TSRS-0924

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Mid Cap Value Fund

Semi-Annual Report
July 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid Cap Value Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	238,937	8,333,343
Interactive Media & Services - 0.3%
Zoominfo Technologies, Inc. (b)	560,500	6,367,280
Media - 1.0%
Interpublic Group of Companies, Inc.	303,500	9,763,595
Nexstar Media Group, Inc.	31,158	5,757,687
Thryv Holdings, Inc. (b)	153,521	2,990,589
		18,511,871
TOTAL COMMUNICATION SERVICES		33,212,494
CONSUMER DISCRETIONARY - 9.5%
Automobile Components - 0.6%
Aptiv PLC (b)	158,717	11,013,373
Automobiles - 0.3%
Harley-Davidson, Inc.	170,000	6,375,000
Broadline Retail - 0.3%
Kohl's Corp. (c)	231,446	5,013,120
Distributors - 0.5%
LKQ Corp.	207,600	8,615,400
Diversified Consumer Services - 0.5%
Laureate Education, Inc.	665,252	10,311,406
Hotels, Restaurants & Leisure - 1.0%
Hyatt Hotels Corp. Class A (c)	40,900	6,025,797
Marriott Vacations Worldwide Corp.	76,800	6,495,744
Travel+Leisure Co.	147,200	6,784,448
		19,305,989
Household Durables - 1.1%
KB Home	140,600	12,102,848
Tempur Sealy International, Inc.	153,257	8,023,004
		20,125,852
Leisure Products - 0.8%
Brunswick Corp.	78,100	6,361,245
Topgolf Callaway Brands Corp. (b)(c)	539,200	8,896,800
		15,258,045
Specialty Retail - 3.3%
Academy Sports & Outdoors, Inc.	116,200	6,282,934
Advance Auto Parts, Inc. (c)	102,100	6,465,993
Aritzia, Inc. (b)	165,000	5,416,145
Camping World Holdings, Inc. (c)	199,700	4,569,136
Gap, Inc.	327,100	7,680,308
Lithia Motors, Inc. Class A (sub. vtg.)	35,571	9,829,334
Signet Jewelers Ltd. (c)	96,800	8,143,784
Ulta Beauty, Inc. (b)	15,000	5,473,350
Upbound Group, Inc.	194,343	7,332,561
		61,193,545
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (b)	223,000	7,479,420
PVH Corp.	28,000	2,855,720
Tapestry, Inc.	262,300	10,515,607
		20,850,747
TOTAL CONSUMER DISCRETIONARY		178,062,477
CONSUMER STAPLES - 6.3%
Beverages - 0.8%
Coca-Cola Consolidated, Inc.	12,500	14,323,625
Consumer Staples Distribution & Retail - 2.1%
Albertsons Companies, Inc.	596,100	11,820,663
Dollar Tree, Inc. (b)	145,000	15,129,300
U.S. Foods Holding Corp. (b)	237,968	12,943,080
		39,893,043
Food Products - 2.5%
Bunge Global SA	122,592	12,900,356
Darling Ingredients, Inc. (b)	222,700	8,847,871
Lamb Weston Holdings, Inc.	117,200	7,034,344
The J.M. Smucker Co.	155,400	18,329,430
		47,112,001
Personal Care Products - 0.7%
Kenvue, Inc.	729,400	13,486,606
Tobacco - 0.2%
Philip Morris International, Inc.	31,111	3,582,743
TOTAL CONSUMER STAPLES		118,398,018
ENERGY - 5.7%
Energy Equipment & Services - 2.0%
Baker Hughes Co. Class A	438,900	16,994,208
Liberty Energy, Inc. Class A	186,891	4,513,418
Valaris Ltd. (b)	85,800	6,743,022
Weatherford International PLC	89,400	10,536,684
		38,787,332
Oil, Gas & Consumable Fuels - 3.7%
Cenovus Energy, Inc. (c)	751,693	15,131,580
Cheniere Energy, Inc.	70,500	12,876,120
MEG Energy Corp.	377,200	7,816,385
Phillips 66 Co.	48,200	7,012,136
Range Resources Corp.	260,600	8,138,538
Targa Resources Corp.	80,310	10,864,337
Valero Energy Corp.	44,810	7,246,673
		69,085,769
TOTAL ENERGY		107,873,101
FINANCIALS - 16.7%
Banks - 3.8%
East West Bancorp, Inc.	164,124	14,424,858
First Citizens Bancshares, Inc.	8,400	17,536,596
KeyCorp	757,100	12,212,023
M&T Bank Corp.	104,356	17,966,973
Webster Financial Corp.	101,200	5,021,544
Western Alliance Bancorp.	51,100	4,111,506
		71,273,500
Capital Markets - 2.4%
Ameriprise Financial, Inc.	16,500	7,096,155
BGC Group, Inc. Class A	488,400	4,498,164
Carlyle Group LP	228,095	11,345,445
Raymond James Financial, Inc.	134,713	15,626,708
UBS Group AG	235,600	7,155,905
		45,722,377
Consumer Finance - 3.0%
Ally Financial, Inc.	260,300	11,716,103
Discover Financial Services	131,600	18,949,084
OneMain Holdings, Inc.	251,155	13,125,360
SLM Corp.	562,068	12,753,323
		56,543,870
Financial Services - 2.3%
Apollo Global Management, Inc.	95,873	12,013,846
Corebridge Financial, Inc.	258,692	7,644,349
Global Payments, Inc.	106,900	10,865,316
Voya Financial, Inc.	86,200	6,269,326
WEX, Inc. (b)	39,000	7,154,550
		43,947,387
Insurance - 5.2%
American Financial Group, Inc.	100,900	13,213,864
Arthur J. Gallagher & Co.	46,411	13,157,054
First American Financial Corp.	129,112	7,821,605
Globe Life, Inc.	90,300	8,374,422
Hartford Financial Services Group, Inc.	147,158	16,322,765
Markel Group, Inc. (b)	4,786	7,843,536
Old Republic International Corp.	278,267	9,633,604
Reinsurance Group of America, Inc.	66,600	15,013,638
Stewart Information Services Corp.	77,400	5,472,180
		96,852,668
TOTAL FINANCIALS		314,339,802
HEALTH CARE - 8.3%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	314,500	11,265,390
QuidelOrtho Corp. (b)	194,500	7,641,905
		18,907,295
Health Care Providers & Services - 4.8%
AdaptHealth Corp. (b)	519,965	5,906,802
Cencora, Inc.	25,132	5,978,400
Centene Corp. (b)	147,777	11,367,007
Cigna Group	34,700	12,098,849
CVS Health Corp.	139,200	8,397,936
Henry Schein, Inc. (b)	141,300	10,165,122
Humana, Inc.	9,400	3,399,134
Molina Healthcare, Inc. (b)	43,851	14,965,031
PACS Group, Inc. (c)	135,900	4,865,220
Tenet Healthcare Corp. (b)	82,830	12,399,651
		89,543,152
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. (b)	55,663	13,587,338
Fortrea Holdings, Inc. (b)	343,200	9,468,888
		23,056,226
Pharmaceuticals - 1.3%
Royalty Pharma PLC	336,100	9,467,937
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	277,800	4,842,054
Viatris, Inc.	750,400	9,049,824
		23,359,815
TOTAL HEALTH CARE		154,866,488
INDUSTRIALS - 18.3%
Building Products - 3.6%
Armstrong World Industries, Inc.	49,600	6,517,440
AZZ, Inc.	114,200	9,131,432
Builders FirstSource, Inc. (b)	123,969	20,748,692
Johnson Controls International PLC	104,100	7,447,314
Owens Corning	56,800	10,586,384
UFP Industries, Inc.	91,872	12,120,673
		66,551,935
Commercial Services & Supplies - 0.9%
The Brink's Co.	51,120	5,622,689
Vestis Corp.	855,500	11,095,835
		16,718,524
Construction & Engineering - 1.4%
EMCOR Group, Inc.	25,112	9,428,049
MDU Resources Group, Inc.	342,200	9,218,868
Willscot Holdings Corp. (b)	205,150	8,411,150
		27,058,067
Electrical Equipment - 2.1%
Acuity Brands, Inc.	31,900	8,018,065
Atkore, Inc. (c)	82,900	11,191,500
Regal Rexnord Corp.	76,169	12,238,835
Sensata Technologies PLC	202,300	7,887,677
		39,336,077
Ground Transportation - 2.2%
Ryder System, Inc.	58,200	8,157,312
Saia, Inc. (b)	14,500	6,058,825
U-Haul Holding Co. (non-vtg.)	167,419	10,669,613
XPO, Inc. (b)	147,741	16,973,963
		41,859,713
Machinery - 3.6%
Allison Transmission Holdings, Inc.	94,800	8,398,332
Atmus Filtration Technologies, Inc.	318,200	9,813,288
Barnes Group, Inc.	169,900	6,853,766
CNH Industrial NV (c)	931,500	9,920,475
Gates Industrial Corp. PLC (b)(c)	655,800	12,191,322
Mueller Water Products, Inc.	258,900	5,354,052
Terex Corp.	119,700	7,572,222
Timken Co.	85,795	7,459,875
		67,563,332
Professional Services - 1.4%
Concentrix Corp.	84,500	5,957,250
First Advantage Corp.	368,000	6,336,960
Genpact Ltd.	391,300	13,566,371
		25,860,581
Trading Companies & Distributors - 3.1%
AerCap Holdings NV	107,300	10,080,835
Core & Main, Inc. (b)	146,000	7,806,620
GMS, Inc. (b)	155,400	14,954,142
Herc Holdings, Inc.	54,500	8,493,280
Rush Enterprises, Inc. Class A	146,000	7,447,460
WESCO International, Inc.	53,512	9,361,924
		58,144,261
TOTAL INDUSTRIALS		343,092,490
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 1.0%
Ciena Corp. (b)	216,100	11,397,114
Lumentum Holdings, Inc. (b)	150,151	7,774,819
		19,171,933
Electronic Equipment, Instruments & Components - 2.0%
Belden, Inc.	65,800	6,099,002
Coherent Corp. (b)	109,100	7,602,088
Flex Ltd. (b)	238,998	7,683,786
Jabil, Inc.	61,900	6,974,273
TD SYNNEX Corp.	83,084	9,901,120
		38,260,269
IT Services - 1.0%
Amdocs Ltd.	104,900	9,175,603
GoDaddy, Inc. (b)	61,400	8,930,630
		18,106,233
Semiconductors & Semiconductor Equipment - 2.0%
First Solar, Inc. (b)	45,300	9,784,347
MKS Instruments, Inc.	75,300	9,480,270
ON Semiconductor Corp. (b)	226,400	17,715,800
		36,980,417
Software - 0.4%
Progress Software Corp. (c)	132,800	7,755,520
TOTAL INFORMATION TECHNOLOGY		120,274,372
MATERIALS - 10.0%
Chemicals - 3.4%
Corteva, Inc.	322,267	18,079,179
FMC Corp.	98,700	5,760,132
H.B. Fuller Co.	100,600	8,671,720
OCI NV	234,100	5,637,143
Olin Corp.	178,199	8,127,656
Syensqo SA	65,600	5,802,470
Westlake Corp.	81,089	11,989,820
		64,068,120
Construction Materials - 0.5%
Eagle Materials, Inc.	34,300	9,339,890
Containers & Packaging - 3.1%
Berry Global Group, Inc.	186,300	12,243,636
Crown Holdings, Inc.	124,600	11,052,020
Graphic Packaging Holding Co.	305,961	9,209,426
International Paper Co.	272,340	12,658,363
Smurfit Westrock PLC	295,300	13,241,252
		58,404,697
Metals & Mining - 2.3%
ATI, Inc. (b)	145,200	9,831,492
Constellium NV (b)	327,100	5,825,651
First Quantum Minerals Ltd.	522,300	6,393,271
Steel Dynamics, Inc.	154,300	20,555,846
		42,606,260
Paper & Forest Products - 0.7%
Interfor Corp. (b)	605,400	7,949,808
Louisiana-Pacific Corp.	64,312	6,312,866
		14,262,674
TOTAL MATERIALS		188,681,641
REAL ESTATE - 8.9%
Equity Real Estate Investment Trusts (REITs) - 8.0%
Camden Property Trust (SBI)	173,500	19,215,125
Crown Castle, Inc.	142,500	15,686,400
Iron Mountain, Inc.	113,900	11,681,584
Outfront Media, Inc.	433,600	7,032,992
Prologis, Inc.	135,760	17,112,548
Public Storage Operating Co.	59,716	17,671,159
Sun Communities, Inc.	166,700	21,125,891
Ventas, Inc.	257,800	14,034,632
Welltower, Inc.	245,468	27,308,315
		150,868,646
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (b)	90,602	10,211,751
Compass, Inc. (b)	1,501,100	6,589,829
		16,801,580
TOTAL REAL ESTATE		167,670,226
UTILITIES - 7.9%
Electric Utilities - 4.3%
Constellation Energy Corp.	42,769	8,117,556
Edison International	267,932	21,437,239
Eversource Energy	166,600	10,814,006
FirstEnergy Corp.	214,100	8,972,931
NRG Energy, Inc.	140,400	10,553,868
PG&E Corp.	1,194,314	21,796,231
		81,691,831
Gas Utilities - 1.6%
Brookfield Infrastructure Corp. A Shares	284,751	11,076,814
Southwest Gas Holdings, Inc.	132,700	9,841,032
UGI Corp.	344,600	8,539,188
		29,457,034
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	396,100	7,046,619
Vistra Corp.	143,000	11,328,460
		18,375,079
Multi-Utilities - 1.0%
NiSource, Inc.	274,500	8,578,125
Sempra	121,900	9,759,314
		18,337,439
TOTAL UTILITIES		147,861,383
TOTAL COMMON STOCKS (Cost $1,539,814,311)		1,874,332,492

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,311,824	1,312,086
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	58,850,731	58,856,616
TOTAL MONEY MARKET FUNDS (Cost $60,168,702)		60,168,702

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $1,599,983,013)	1,934,501,194
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(55,710,052)
NET ASSETS - 100.0%	1,878,791,142

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,333,343 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,192,419	97,948,033	98,828,052	66,786	(314)	-	1,312,086	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	54,254,152	308,269,053	303,666,589	255,952	-	-	58,856,616	0.3%
Total	56,446,571	406,217,086	402,494,641	322,738	(314)	-	60,168,702

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	33,212,494	24,879,151	8,333,343	-
Consumer Discretionary	178,062,477	178,062,477	-	-
Consumer Staples	118,398,018	118,398,018	-	-
Energy	107,873,101	107,873,101	-	-
Financials	314,339,802	314,339,802	-	-
Health Care	154,866,488	154,866,488	-	-
Industrials	343,092,490	343,092,490	-	-
Information Technology	120,274,372	120,274,372	-	-
Materials	188,681,641	188,681,641	-	-
Real Estate	167,670,226	167,670,226	-	-
Utilities	147,861,383	147,861,383	-	-

Money Market Funds	60,168,702	60,168,702	-	-
Total Investments in Securities:	1,934,501,194	1,926,167,851	8,333,343	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $58,219,607) - See accompanying schedule:
Unaffiliated issuers (cost $1,539,814,311)	$1,874,332,492
Fidelity Central Funds (cost $60,168,702)	60,168,702

Total Investment in Securities (cost $1,599,983,013)		$1,934,501,194
Foreign currency held at value (cost $13)		13
Receivable for investments sold		7,625,033
Receivable for fund shares sold		1,769,970
Dividends receivable		590,719
Distributions receivable from Fidelity Central Funds		14,029
Prepaid expenses		376
Other receivables		11,376
Total assets		1,944,512,710
Liabilities
Payable for investments purchased	$4,521,841
Payable for fund shares redeemed	964,072
Accrued management fee	1,237,500
Distribution and service plan fees payable	73,629
Other payables and accrued expenses	79,629
Collateral on securities loaned	58,844,897
Total liabilities		65,721,568
Net Assets		$1,878,791,142
Net Assets consist of:
Paid in capital		$1,410,398,907
Total accumulated earnings (loss)		468,392,235
Net Assets		$1,878,791,142

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($204,396,240 ÷ 6,390,001 shares)(a)		$31.99
Maximum offering price per share (100/94.25 of $31.99)		$33.94
Class M :
Net Asset Value and redemption price per share ($39,412,388 ÷ 1,242,244 shares)(a)		$31.73
Maximum offering price per share (100/96.50 of $31.73)		$32.88
Class C :
Net Asset Value and offering price per share ($20,706,372 ÷ 679,210 shares)(a)		$30.49
Mid Cap Value :
Net Asset Value, offering price and redemption price per share ($1,283,859,220 ÷ 39,277,618 shares)		$32.69
Class I :
Net Asset Value, offering price and redemption price per share ($179,228,757 ÷ 5,544,824 shares)		$32.32
Class Z :
Net Asset Value, offering price and redemption price per share ($151,188,165 ÷ 4,677,928 shares)		$32.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$16,470,267
Income from Fidelity Central Funds (including $255,952 from security lending)		322,738
Total income		16,793,005
Expenses
Management fee
Basic fee	$5,729,483
Performance adjustment	1,545,324
Transfer agent fees	224,740
Distribution and service plan fees	446,518
Accounting fees	39,994
Custodian fees and expenses	24,256
Independent trustees' fees and expenses	3,547
Registration fees	63,769
Audit fees	32,297
Legal	5,869
Interest	4,578
Miscellaneous	35,447
Total expenses before reductions	8,155,822
Expense reductions	(35,338)
Total expenses after reductions		8,120,484
Net Investment income (loss)		8,672,521
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	126,599,026
Fidelity Central Funds	(314)
Foreign currency transactions	698
Total net realized gain (loss)		126,599,410
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	108,459,471
Assets and liabilities in foreign currencies	(235)
Total change in net unrealized appreciation (depreciation)		108,459,236
Net gain (loss)		235,058,646
Net increase (decrease) in net assets resulting from operations		$243,731,167
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,672,521	$14,838,093
Net realized gain (loss)	126,599,410	9,880,842
Change in net unrealized appreciation (depreciation)	108,459,236	105,494,924
Net increase (decrease) in net assets resulting from operations	243,731,167	130,213,859
Distributions to shareholders	(10,907,705)	(19,115,526)

Share transactions - net increase (decrease)	(36,767,019)	(12,105,340)
Total increase (decrease) in net assets	196,056,443	98,992,993

Net Assets
Beginning of period	1,682,734,699	1,583,741,706
End of period	$1,878,791,142	$1,682,734,699

Financial Highlights
Fidelity Advisor® Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.08	$26.06	$28.85	$22.67	$21.75	$20.91
Income from Investment Operations
Net investment income (loss) A,B	.11	.19	.22 C	.29	.35	.38
Net realized and unrealized gain (loss)	3.99	2.11	.08	6.21	.97	.83
Total from investment operations	4.10	2.30	.30	6.50	1.32	1.21
Distributions from net investment income	-	(.16)	(.28)	(.32)	(.40)	(.37)
Distributions from net realized gain	(.19)	(.11)	(2.81)	-	-	-
Total distributions	(.19)	(.28) D	(3.09)	(.32)	(.40)	(.37)
Net asset value, end of period	$31.99	$28.08	$26.06	$28.85	$22.67	$21.75
Total Return E,F,G	14.62%	8.89%	1.70%	28.68%	6.12%	5.72%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.14% J	1.20%	1.08%	.86%	.73%	.76%
Expenses net of fee waivers, if any	1.13 % J	1.19%	1.08%	.86%	.73%	.76%
Expenses net of all reductions	1.13% J	1.19%	1.08%	.86%	.72%	.75%
Net investment income (loss)	.71% J	.75%	.84% C	1.05%	1.79%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$204,396	$183,034	$172,188	$167,448	$122,838	$141,439
Portfolio turnover rate K	91 % J	78% L	70% L	80%	67%	83% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .61%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class M

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$27.89	$25.89	$28.68	$22.54	$21.65	$20.82
Income from Investment Operations
Net investment income (loss) A,B	.07	.13	.15 C	.22	.29	.32
Net realized and unrealized gain (loss)	3.96	2.08	.08	6.18	.95	.82
Total from investment operations	4.03	2.21	.23	6.40	1.24	1.14
Distributions from net investment income	-	(.10)	(.22)	(.26)	(.35)	(.31)
Distributions from net realized gain	(.19)	(.11)	(2.81)	-	-	-
Total distributions	(.19)	(.21)	(3.02) D	(.26)	(.35)	(.31)
Net asset value, end of period	$31.73	$27.89	$25.89	$28.68	$22.54	$21.65
Total Return E,F,G	14.47%	8.62%	1.45%	28.38%	5.76%	5.44%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.39% J	1.46%	1.34%	1.12%	1.01%	1.03%
Expenses net of fee waivers, if any	1.38 % J	1.45%	1.34%	1.12%	1.01%	1.03%
Expenses net of all reductions	1.38% J	1.45%	1.34%	1.12%	1.00%	1.02%
Net investment income (loss)	.47% J	.50%	.58% C	.79%	1.51%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$39,412	$37,407	$37,165	$38,920	$30,549	$35,684
Portfolio turnover rate K	91 % J	78% L	70% L	80%	67%	83% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.87	$24.99	$27.79	$21.84	$20.99	$20.19
Income from Investment Operations
Net investment income (loss) A,B	- C	(.01)	.02 D	.08	.19	.21
Net realized and unrealized gain (loss)	3.81	2.00	.07	5.98	.91	.80
Total from investment operations	3.81	1.99	.09	6.06	1.10	1.01
Distributions from net investment income	-	-	(.08)	(.11)	(.25)	(.21)
Distributions from net realized gain	(.19)	(.11)	(2.81)	-	-	-
Total distributions	(.19)	(.11)	(2.89)	(.11)	(.25)	(.21)
Net asset value, end of period	$30.49	$26.87	$24.99	$27.79	$21.84	$20.99
Total Return E,F,G	14.20%	8.05%	.90%	27.76%	5.26%	4.96%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.88% J	1.98%	1.85%	1.62%	1.49%	1.51%
Expenses net of fee waivers, if any	1.88 % J	1.97%	1.85%	1.62%	1.49%	1.51%
Expenses net of all reductions	1.88% J	1.97%	1.85%	1.62%	1.48%	1.50%
Net investment income (loss)	(.03)% J	(.02)%	.07% D	.28%	1.04%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$20,706	$22,641	$34,139	$43,673	$43,128	$60,685
Portfolio turnover rate K	91 % J	78% L	70% L	80%	67%	83% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.16)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid Cap Value Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.65	$26.57	$29.34	$23.03	$22.09	$21.23
Income from Investment Operations
Net investment income (loss) A,B	.15	.27	.30 C	.38	.41	.45
Net realized and unrealized gain (loss)	4.08	2.15	.09	6.32	.99	.84
Total from investment operations	4.23	2.42	.39	6.70	1.40	1.29
Distributions from net investment income	-	(.23)	(.35)	(.39)	(.46)	(.43)
Distributions from net realized gain	(.19)	(.11)	(2.81)	-	-	-
Total distributions	(.19)	(.34)	(3.16)	(.39)	(.46)	(.43)
Net asset value, end of period	$32.69	$28.65	$26.57	$29.34	$23.03	$22.09
Total Return D,E	14.79%	9.20%	2.00%	29.11%	6.37%	6.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.85% H	.91%	.79%	.57%	.44%	.46%
Expenses net of fee waivers, if any	.84 % H	.90%	.79%	.57%	.43%	.46%
Expenses net of all reductions	.84% H	.90%	.79%	.57%	.43%	.45%
Net investment income (loss)	1.01% H	1.05%	1.13% C	1.34%	2.09%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$1,283,859	$1,119,427	$1,113,891	$1,172,691	$920,386	$1,156,286
Portfolio turnover rate I	91 % H	78% J	70% J	80%	67%	83% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.34	$26.29	$29.06	$22.82	$21.88	$21.03
Income from Investment Operations
Net investment income (loss) A,B	.15	.26	.29 C	.37	.41	.45
Net realized and unrealized gain (loss)	4.02	2.13	.09	6.26	.98	.83
Total from investment operations	4.17	2.39	.38	6.63	1.39	1.28
Distributions from net investment income	-	(.23)	(.35)	(.39)	(.45)	(.43)
Distributions from net realized gain	(.19)	(.11)	(2.81)	-	-	-
Total distributions	(.19)	(.34)	(3.15) D	(.39)	(.45)	(.43)
Net asset value, end of period	$32.32	$28.34	$26.29	$29.06	$22.82	$21.88
Total Return E,F	14.74%	9.16%	2.01%	29.06%	6.41%	6.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.89% I	.94%	.81%	.59%	.42%	.46%
Expenses net of fee waivers, if any	.89 % I	.93%	.81%	.59%	.42%	.46%
Expenses net of all reductions	.89% I	.93%	.81%	.59%	.41%	.45%
Net investment income (loss)	.96% I	1.02%	1.11% C	1.32%	2.10%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$179,229	$169,757	$139,456	$128,301	$94,586	$127,647
Portfolio turnover rate J	91 % I	78% K	70% K	80%	67%	83% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class Z

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$28.31	$26.26	$29.03	$22.80	$21.86	$21.01
Income from Investment Operations
Net investment income (loss) A,B	.17	.30	.32 C	.41	.43	.48
Net realized and unrealized gain (loss)	4.03	2.12	.10	6.25	.99	.83
Total from investment operations	4.20	2.42	.42	6.66	1.42	1.31
Distributions from net investment income	-	(.26)	(.38)	(.43)	(.48)	(.46)
Distributions from net realized gain	(.19)	(.11)	(2.81)	-	-	-
Total distributions	(.19)	(.37)	(3.19)	(.43)	(.48)	(.46)
Net asset value, end of period	$32.32	$28.31	$26.26	$29.03	$22.80	$21.86
Total Return D,E	14.86%	9.31%	2.15%	29.20%	6.54%	6.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.79%	.67%	.45%	.29%	.33%
Expenses net of fee waivers, if any	.75 % H	.78%	.67%	.45%	.29%	.33%
Expenses net of all reductions	.75% H	.78%	.67%	.45%	.28%	.32%
Net investment income (loss)	1.10% H	1.17%	1.25% C	1.45%	2.23%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$151,188	$150,467	$86,903	$62,684	$17,987	$34,573
Portfolio turnover rate I	91 % H	78% J	70% J	80%	67%	83% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$372,481,301
Gross unrealized depreciation	(40,076,953)
Net unrealized appreciation (depreciation)	$332,404,348
Tax cost	$1,602,096,846

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value Fund	825,703,721	867,847,272

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Value Fund	45,406	113,197	1,053,416
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Mid Cap Value	.68
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Mid Cap Value	.65
Class I	.69
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Mid Cap Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Mid Cap Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .17%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	242,792	147,437
Class M	.25%	.25%	95,121	25,168
Class C	.75%	.25%	108,605	64,283
			446,518	236,888

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	19,343
Class M	1,139
Class CA	299
20,781

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	31,277.2000
Class M	6,271.2000
Class C	3,817.2000
Mid Cap Value	150,537.1569
Class I	27,315.1870
Class Z	5,523.0420
	224,740

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Mid Cap Value Fund	.0277

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid Cap Value Fund	21,810

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid Cap Value Fund	Borrower	14,753,500	5.59%	4,578

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value Fund	30,351,909	45,148,068	9,208,671
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Mid Cap Value Fund	1,572
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Value Fund	26,818	1	-
8. Expense Reductions.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $35,338.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Mid Cap Value Fund
Distributions to shareholders
Class A	$1,190,980	$1,798,558
Class M	236,096	289,978
Class C	147,679	144,514
Mid Cap Value	7,191,991	13,626,317
Class I	1,118,785	1,783,781
Class Z	1,022,174	1,472,378
Total	$10,907,705	$19,115,526
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2024	Year ended January 31, 2024	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Mid Cap Value Fund
Class A
Shares sold	401,120	1,049,909	$12,098,767	$26,801,625
Reinvestment of distributions	38,811	67,589	1,170,550	1,767,207
Shares redeemed	(568,880)	(1,204,882)	(17,094,580)	(30,521,775)
Net increase (decrease)	(128,949)	(87,384)	$(3,825,263)	$(1,952,943)
Class M
Shares sold	42,630	151,701	$1,278,813	$3,987,555
Reinvestment of distributions	7,838	11,337	234,734	287,423
Shares redeemed	(149,708)	(256,821)	(4,405,581)	(6,484,889)
Net increase (decrease)	(99,240)	(93,783)	$(2,892,034)	$(2,209,911)
Class C
Shares sold	28,583	94,312	$828,224	$2,271,542
Reinvestment of distributions	5,119	6,356	147,587	144,404
Shares redeemed	(197,184)	(623,798)	(5,682,004)	(15,071,505)
Net increase (decrease)	(163,482)	(523,130)	$(4,706,193)	$(12,655,559)
Mid Cap Value
Shares sold	2,842,049	3,425,346	$88,021,363	$91,756,579
Reinvestment of distributions	220,233	475,619	6,780,965	12,829,287
Shares redeemed	(2,862,379)	(6,745,295)	(87,909,057)	(175,071,274)
Net increase (decrease)	199,903	(2,844,330)	$6,893,271	$(70,485,408)
Class I
Shares sold	1,376,619	2,562,591	$41,696,645	$67,858,602
Reinvestment of distributions	36,325	65,806	1,106,084	1,759,493
Shares redeemed	(1,859,137)	(1,942,016)	(56,193,240)	(49,591,457)
Net increase (decrease)	(446,193)	686,381	$(13,390,511)	$20,026,638
Class Z
Shares sold	1,411,003	3,226,646	$42,909,654	$86,020,944
Reinvestment of distributions	28,676	47,730	872,596	1,289,401
Shares redeemed	(2,076,226)	(1,268,925)	(62,628,539)	(32,138,502)
Net increase (decrease)	(636,547)	2,005,451	$(18,846,289)	$55,171,843
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.900183.115
MCV-SANN-0924
Fidelity® Stock Selector Large Cap Value Fund

Semi-Annual Report
July 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Stock Selector Large Cap Value Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	157,398	6,377,767
Entertainment - 0.7%
The Walt Disney Co.	47,866	4,484,566
Media - 1.6%
Comcast Corp. Class A	181,727	7,499,873
WPP PLC	190,100	1,833,721
		9,333,594
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	19,254	3,509,619
TOTAL COMMUNICATION SERVICES		23,705,546
CONSUMER DISCRETIONARY - 6.0%
Automobile Components - 0.2%
Aptiv PLC (a)	21,549	1,495,285
Automobiles - 0.5%
General Motors Co.	72,619	3,218,474
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings, Inc.	28,271	6,068,936
McDonald's Corp.	21,488	5,702,915
		11,771,851
Household Durables - 0.6%
Tempur Sealy International, Inc.	63,787	3,339,249
Specialty Retail - 2.7%
Dick's Sporting Goods, Inc.	18,460	3,993,821
Lowe's Companies, Inc.	38,571	9,469,566
Williams-Sonoma, Inc.	15,818	2,446,728
		15,910,115
TOTAL CONSUMER DISCRETIONARY		35,734,974
CONSUMER STAPLES - 7.2%
Beverages - 2.3%
Coca-Cola Consolidated, Inc.	1,668	1,911,345
Constellation Brands, Inc. Class A (sub. vtg.)	8,620	2,113,279
Keurig Dr. Pepper, Inc.	64,649	2,216,168
Monster Beverage Corp. (a)	34,895	1,795,348
PepsiCo, Inc.	5,307	916,360
The Coca-Cola Co.	68,829	4,593,647
		13,546,147
Consumer Staples Distribution & Retail - 1.7%
Casey's General Stores, Inc.	1,590	616,666
Target Corp.	16,989	2,555,315
Walmart, Inc.	103,337	7,093,052
		10,265,033
Food Products - 0.7%
Bunge Global SA	1,300	136,799
Lamb Weston Holdings, Inc.	15,860	951,917
Mondelez International, Inc.	27,490	1,878,942
The J.M. Smucker Co.	12,181	1,436,749
		4,404,407
Household Products - 1.4%
Procter & Gamble Co.	52,954	8,512,885
Personal Care Products - 0.4%
Kenvue, Inc.	113,764	2,103,496
Tobacco - 0.7%
Philip Morris International, Inc.	34,748	4,001,580
TOTAL CONSUMER STAPLES		42,833,548
ENERGY - 7.3%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	62,300	3,008,467
Oil, Gas & Consumable Fuels - 6.8%
Canadian Natural Resources Ltd.	111,500	3,958,809
Cenovus Energy, Inc. (Canada)	188,900	3,806,322
Cheniere Energy, Inc.	14,600	2,666,544
Exxon Mobil Corp.	139,200	16,507,728
MEG Energy Corp.	300	6,217
Phillips 66 Co.	34,200	4,975,416
Shell PLC ADR	55,100	4,034,422
Targa Resources Corp.	30,200	4,085,456
		40,040,914
TOTAL ENERGY		43,049,381
FINANCIALS - 20.9%
Banks - 8.4%
Bank of America Corp.	237,074	9,556,453
Citigroup, Inc.	76,452	4,960,206
Citizens Financial Group, Inc.	44,500	1,898,815
First Horizon National Corp.	27,870	466,265
JPMorgan Chase & Co.	80,733	17,179,977
KeyCorp	137,661	2,220,472
U.S. Bancorp	94,500	4,241,160
Wells Fargo & Co.	160,840	9,544,246
		50,067,594
Capital Markets - 5.5%
Bank of New York Mellon Corp.	103,062	6,706,244
BlackRock, Inc.	6,510	5,706,015
Charles Schwab Corp.	18,600	1,212,534
Intercontinental Exchange, Inc.	34,771	5,269,893
LPL Financial	9,661	2,140,105
MarketAxess Holdings, Inc.	14,434	3,226,432
Moody's Corp.	866	395,312
Morgan Stanley	47,133	4,864,597
State Street Corp.	37,100	3,152,387
		32,673,519
Consumer Finance - 0.5%
Discover Financial Services	18,697	2,692,181
Financial Services - 3.1%
Apollo Global Management, Inc.	24,287	3,043,404
Berkshire Hathaway, Inc. Class B (a)	12,508	5,484,758
Block, Inc. Class A (a)	26,931	1,666,490
Corpay, Inc. (a)	11,372	3,318,577
Fiserv, Inc. (a)	22,614	3,698,972
Global Payments, Inc.	14,042	1,427,229
		18,639,430
Insurance - 3.4%
Arthur J. Gallagher & Co.	18,124	5,137,973
Chubb Ltd.	22,662	6,247,007
Hartford Financial Services Group, Inc.	76,165	8,448,222
		19,833,202
TOTAL FINANCIALS		123,905,926
HEALTH CARE - 14.7%
Biotechnology - 3.3%
AbbVie, Inc.	43,400	8,042,888
Gilead Sciences, Inc.	50,100	3,810,606
Regeneron Pharmaceuticals, Inc. (a)	4,070	4,392,303
Vertex Pharmaceuticals, Inc. (a)	7,300	3,618,756
		19,864,553
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	45,300	4,799,082
Becton, Dickinson & Co.	18,700	4,507,822
Boston Scientific Corp. (a)	78,400	5,792,192
Edwards Lifesciences Corp. (a)	7,500	472,875
Stryker Corp.	13,900	4,551,555
		20,123,526
Health Care Providers & Services - 4.2%
Cencora, Inc.	18,900	4,495,932
Elevance Health, Inc.	11,300	6,011,939
HCA Holdings, Inc.	2,500	907,625
Molina Healthcare, Inc. (a)	5,825	1,987,898
UnitedHealth Group, Inc.	19,460	11,212,074
		24,615,468
Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	15,675	9,614,105
Pharmaceuticals - 2.2%
Johnson & Johnson	59,185	9,342,352
Pfizer, Inc.	124,100	3,790,014
		13,132,366
TOTAL HEALTH CARE		87,350,018
INDUSTRIALS - 14.3%
Aerospace & Defense - 4.0%
General Electric Co.	47,089	8,014,548
Northrop Grumman Corp.	9,969	4,828,186
RTX Corp.	22,982	2,700,155
Spirit AeroSystems Holdings, Inc. Class A (a)(b)	138,200	5,009,750
The Boeing Co. (a)	16,804	3,202,842
		23,755,481
Air Freight & Logistics - 1.9%
FedEx Corp.	36,955	11,169,649
Building Products - 1.2%
Johnson Controls International PLC	98,200	7,025,228
Construction & Engineering - 1.4%
Fluor Corp. (a)	177,100	8,518,510
Ground Transportation - 2.8%
Knight-Swift Transportation Holdings, Inc.	84,600	4,604,778
Norfolk Southern Corp.	38,400	9,583,104
U-Haul Holding Co. (non-vtg.)	36,550	2,329,332
		16,517,214
Industrial Conglomerates - 0.3%
3M Co.	13,036	1,662,742
Machinery - 2.2%
Allison Transmission Holdings, Inc.	103,000	9,124,770
Timken Co.	42,700	3,712,765
		12,837,535
Professional Services - 0.5%
Concentrix Corp.	46,350	3,267,675
TOTAL INDUSTRIALS		84,754,034
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.9%
Cisco Systems, Inc.	236,393	11,453,241
Electronic Equipment, Instruments & Components - 1.3%
Teledyne Technologies, Inc. (a)	13,357	5,634,784
Vontier Corp.	54,844	2,151,530
		7,786,314
IT Services - 2.8%
Amdocs Ltd.	63,748	5,576,038
Capgemini SA	25,563	5,074,856
Twilio, Inc. Class A (a)	51,200	3,027,456
VeriSign, Inc. (a)	16,000	2,992,160
		16,670,510
Semiconductors & Semiconductor Equipment - 1.2%
Microchip Technology, Inc.	33,044	2,933,646
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	25,966	4,305,163
		7,238,809
Software - 1.8%
Dropbox, Inc. Class A (a)	124,900	2,987,608
Gen Digital, Inc.	112,987	2,936,532
Salesforce, Inc.	5,400	1,397,520
Zoom Video Communications, Inc. Class A (a)	50,500	3,050,200
		10,371,860
Technology Hardware, Storage & Peripherals - 0.2%
HP, Inc.	34,500	1,245,105
TOTAL INFORMATION TECHNOLOGY		54,765,839
MATERIALS - 4.4%
Chemicals - 1.9%
Corteva, Inc.	61,588	3,455,087
Olin Corp.	64,036	2,920,682
The Chemours Co. LLC	113,398	2,740,830
Westlake Corp.	13,927	2,059,246
		11,175,845
Containers & Packaging - 1.7%
Berry Global Group, Inc.	34,599	2,273,846
International Paper Co.	61,706	2,868,095
O-I Glass, Inc. (a)	161,867	2,162,543
Smurfit Westrock PLC	61,320	2,749,589
		10,054,073
Metals & Mining - 0.4%
Glencore PLC	467,200	2,592,419
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	24,680	2,422,589
TOTAL MATERIALS		26,244,926
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp.	6,422	1,415,409
CubeSmart	64,939	3,089,798
Equinix, Inc.	3,463	2,736,601
Equity Lifestyle Properties, Inc.	8,950	614,686
Invitation Homes, Inc.	116,671	4,114,986
Mid-America Apartment Communities, Inc.	12,332	1,723,644
Prologis, Inc.	28,287	3,565,576
Simon Property Group, Inc.	16,408	2,517,644
SITE Centers Corp.	26,400	407,880
Welltower, Inc.	37,349	4,155,076
		24,341,300
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	24,600	2,772,666
TOTAL REAL ESTATE		27,113,966
UTILITIES - 4.3%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	38,151	3,743,376
Constellation Energy Corp.	12,186	2,312,903
Edison International	35,167	2,813,712
FirstEnergy Corp.	64,764	2,714,259
PG&E Corp.	185,677	3,388,605
Xcel Energy, Inc.	48,656	2,835,672
		17,808,527
Independent Power and Renewable Electricity Producers - 0.8%
The AES Corp.	170,522	3,033,586
Vistra Corp.	25,749	2,039,836
		5,073,422
Multi-Utilities - 0.5%
Sempra	34,503	2,762,310
TOTAL UTILITIES		25,644,259
TOTAL COMMON STOCKS (Cost $452,077,952)		575,102,417

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	10,924,307	10,926,491
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	1,372,563	1,372,700
TOTAL MONEY MARKET FUNDS (Cost $12,299,115)		12,299,191

Equity Funds - 1.1%
	Shares	Value ($)
Domestic Equity Funds - 1.1%
iShares Russell 1000 Value ETF (Cost $6,640,411)	37,000	6,785,430

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $471,017,478)	594,187,038
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(753,607)
NET ASSETS - 100.0%	593,433,431

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,429,489	59,722,313	55,225,362	246,797	52	(1)	10,926,491	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	5,404,950	24,677,196	28,709,446	829	-	-	1,372,700	0.0%
Total	11,834,439	84,399,509	83,934,808	247,626	52	(1)	12,299,191

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	23,705,546	21,871,825	1,833,721	-
Consumer Discretionary	35,734,974	35,734,974	-	-
Consumer Staples	42,833,548	42,833,548	-	-
Energy	43,049,381	43,049,381	-	-
Financials	123,905,926	123,905,926	-	-
Health Care	87,350,018	87,350,018	-	-
Industrials	84,754,034	84,754,034	-	-
Information Technology	54,765,839	49,690,983	5,074,856	-
Materials	26,244,926	23,652,507	2,592,419	-
Real Estate	27,113,966	27,113,966	-	-
Utilities	25,644,259	25,644,259	-	-

Money Market Funds	12,299,191	12,299,191	-	-

Equity Funds	6,785,430	6,785,430	-	-
Total Investments in Securities:	594,187,038	584,686,042	9,500,996	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,344,875) - See accompanying schedule:
Unaffiliated issuers (cost $458,718,363)	$581,887,847
Fidelity Central Funds (cost $12,299,115)	12,299,191

Total Investment in Securities (cost $471,017,478)		$594,187,038
Cash		169,673
Foreign currency held at value (cost $192)		214
Receivable for investments sold		836,868
Receivable for fund shares sold		208,962
Dividends receivable		592,814
Distributions receivable from Fidelity Central Funds		47,051
Prepaid expenses		114
Other receivables		268
Total assets		596,043,002
Liabilities
Payable for investments purchased	$422,304
Payable for fund shares redeemed	371,208
Accrued management fee	371,316
Distribution and service plan fees payable	20,768
Other payables and accrued expenses	51,275
Collateral on securities loaned	1,372,700
Total liabilities		2,609,571
Net Assets		$593,433,431
Net Assets consist of:
Paid in capital		$433,148,227
Total accumulated earnings (loss)		160,285,204
Net Assets		$593,433,431

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($46,663,104 ÷ 1,662,461 shares)(a)		$28.07
Maximum offering price per share (100/94.25 of $28.07)		$29.78
Class M :
Net Asset Value and redemption price per share ($14,456,097 ÷ 517,181 shares)(a)		$27.95
Maximum offering price per share (100/96.50 of $27.95)		$28.96
Class C :
Net Asset Value and offering price per share ($6,792,976 ÷ 250,390 shares)(a)		$27.13
Stock Selector Large Cap Value :
Net Asset Value, offering price and redemption price per share ($502,016,508 ÷ 17,634,003 shares)		$28.47
Class I :
Net Asset Value, offering price and redemption price per share ($14,545,176 ÷ 508,319 shares)		$28.61
Class Z :
Net Asset Value, offering price and redemption price per share ($8,959,570 ÷ 316,840 shares)		$28.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$6,009,168
Income from Fidelity Central Funds (including $829 from security lending)		247,626
Total income		6,256,794
Expenses
Management fee
Basic fee	$1,825,721
Performance adjustment	308,079
Transfer agent fees	69,735
Distribution and service plan fees	122,566
Accounting fees	16,015
Custodian fees and expenses	11,241
Independent trustees' fees and expenses	1,099
Registration fees	48,437
Audit fees	31,699
Legal	2,326
Miscellaneous	11,256
Total expenses before reductions	2,448,174
Expense reductions	(11,084)
Total expenses after reductions		2,437,090
Net Investment income (loss)		3,819,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	34,548,968
Fidelity Central Funds	52
Foreign currency transactions	2,949
Total net realized gain (loss)		34,551,969
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	27,431,902
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(902)
Total change in net unrealized appreciation (depreciation)		27,430,999
Net gain (loss)		61,982,968
Net increase (decrease) in net assets resulting from operations		$65,802,672
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,819,704	$6,066,659
Net realized gain (loss)	34,551,969	16,726,691
Change in net unrealized appreciation (depreciation)	27,430,999	15,755,246
Net increase (decrease) in net assets resulting from operations	65,802,672	38,548,596
Distributions to shareholders	(9,411,248)	(12,632,797)

Share transactions - net increase (decrease)	4,286,375	24,257,577
Total increase (decrease) in net assets	60,677,799	50,173,376

Net Assets
Beginning of period	532,755,632	482,582,256
End of period	$593,433,431	$532,755,632

Financial Highlights
Fidelity Advisor® Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.42	$24.12	$25.78	$21.53	$20.92	$18.80
Income from Investment Operations
Net investment income (loss) A,B	.15	.25	.20	.18	.32 C	.29
Net realized and unrealized gain (loss)	2.95	1.63	(.01)	5.16	.71	2.14
Total from investment operations	3.10	1.88	.19	5.34	1.03	2.43
Distributions from net investment income	(.01)	(.23)	(.23)	(.20)	(.42)	(.31)
Distributions from net realized gain	(.44)	(.34)	(1.62)	(.90)	-	-
Total distributions	(.45)	(.58) D	(1.85)	(1.09) D	(.42)	(.31)
Net asset value, end of period	$28.07	$25.42	$24.12	$25.78	$21.53	$20.92
Total Return E,F,G	12.30%	7.86%	1.06%	24.86%	5.03%	12.92%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.12% J	1.22%	1.13%	1.06%	.94%	.93%
Expenses net of fee waivers, if any	1.12 % J	1.21%	1.12%	1.05%	.94%	.93%
Expenses net of all reductions	1.12% J	1.21%	1.12%	1.05%	.93%	.93%
Net investment income (loss)	1.10% J	1.03%	.85%	.69%	1.67% C	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$46,663	$41,371	$39,638	$36,552	$22,580	$25,576
Portfolio turnover rate K	77 % J	70%	67%	76%	104%	68% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class M

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.35	$24.06	$25.72	$21.48	$20.88	$18.77
Income from Investment Operations
Net investment income (loss) A,B	.11	.19	.14	.11	.26 C	.23
Net realized and unrealized gain (loss)	2.93	1.63	(.01)	5.15	.70	2.13
Total from investment operations	3.04	1.82	.13	5.26	.96	2.36
Distributions from net investment income	- D	(.18)	(.18)	(.13)	(.36)	(.25)
Distributions from net realized gain	(.44)	(.34)	(1.62)	(.90)	-	-
Total distributions	(.44)	(.53) E	(1.79) E	(1.02) E	(.36)	(.25)
Net asset value, end of period	$27.95	$25.35	$24.06	$25.72	$21.48	$20.88
Total Return F,G,H	12.12%	7.62%	.82%	24.55%	4.70%	12.59%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.36% K	1.46%	1.38%	1.32%	1.23%	1.24%
Expenses net of fee waivers, if any	1.36 % K	1.45%	1.37%	1.31%	1.23%	1.23%
Expenses net of all reductions	1.36% K	1.45%	1.37%	1.31%	1.22%	1.23%
Net investment income (loss)	.86% K	.80%	.60%	.43%	1.38% C	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$14,456	$12,970	$12,319	$12,188	$9,526	$10,385
Portfolio turnover rate L	77 % K	70%	67%	76%	104%	68% M

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.03%.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.66	$23.42	$25.11	$20.99	$20.40	$18.37
Income from Investment Operations
Net investment income (loss) A,B	.05	.05	.01	(.03)	.16 C	.12
Net realized and unrealized gain (loss)	2.85	1.58	(.02)	5.02	.68	2.08
Total from investment operations	2.90	1.63	(.01)	4.99	.84	2.20
Distributions from net investment income	-	(.04)	(.07)	-	(.25)	(.17)
Distributions from net realized gain	(.43)	(.34)	(1.62)	(.87)	-	-
Total distributions	(.43)	(.39) D	(1.68) D	(.87)	(.25)	(.17)
Net asset value, end of period	$27.13	$24.66	$23.42	$25.11	$20.99	$20.40
Total Return E,F,G	11.87%	7.01%	.24%	23.82%	4.19%	11.96%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.87% J	2.02%	1.94%	1.88%	1.76%	1.78%
Expenses net of fee waivers, if any	1.86 % J	2.01%	1.94%	1.88%	1.76%	1.77%
Expenses net of all reductions	1.86% J	2.01%	1.94%	1.88%	1.75%	1.77%
Net investment income (loss)	.36% J	.24%	.04%	(.14)%	.86% C	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$6,793	$6,543	$7,898	$6,948	$6,723	$8,813
Portfolio turnover rate K	77 % J	70%	67%	76%	104%	68% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .51%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.75	$24.41	$26.06	$21.73	$21.11	$18.94
Income from Investment Operations
Net investment income (loss) A,B	.19	.32	.28	.25	.38 C	.35
Net realized and unrealized gain (loss)	2.99	1.66	(.01)	5.23	.72	2.16
Total from investment operations	3.18	1.98	.27	5.48	1.10	2.51
Distributions from net investment income	(.02)	(.30)	(.30)	(.25)	(.48)	(.34)
Distributions from net realized gain	(.44)	(.34)	(1.62)	(.90)	-	-
Total distributions	(.46)	(.64)	(1.92)	(1.15)	(.48)	(.34)
Net asset value, end of period	$28.47	$25.75	$24.41	$26.06	$21.73	$21.11
Total Return D,E	12.45%	8.21%	1.36%	25.26%	5.31%	13.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.82% H	.92%	.83%	.76%	.64%	.64%
Expenses net of fee waivers, if any	.82 % H	.92%	.83%	.75%	.64%	.64%
Expenses net of all reductions	.82% H	.92%	.83%	.75%	.63%	.64%
Net investment income (loss)	1.40% H	1.33%	1.15%	.99%	1.97% C	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$502,016	$451,072	$405,895	$446,926	$373,322	$432,154
Portfolio turnover rate I	77 % H	70%	67%	76%	104%	68% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.62%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.88	$24.53	$26.17	$21.82	$21.22	$18.82
Income from Investment Operations
Net investment income (loss) A,B	.19	.32	.28	.26	.38 C	.34
Net realized and unrealized gain (loss)	2.99	1.67	(.01)	5.24	.72	2.14
Total from investment operations	3.18	1.99	.27	5.50	1.10	2.48
Distributions from net investment income	(.01)	(.30)	(.30)	(.25)	(.50)	(.08)
Distributions from net realized gain	(.44)	(.34)	(1.62)	(.90)	-	-
Total distributions	(.45)	(.64)	(1.91) D	(1.15)	(.50)	(.08)
Net asset value, end of period	$28.61	$25.88	$24.53	$26.17	$21.82	$21.22
Total Return E,F	12.42%	8.20%	1.39%	25.26%	5.31%	13.20%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.92%	.82%	.75%	.67%	.67%
Expenses net of fee waivers, if any	.81 % I	.91%	.82%	.74%	.67%	.66%
Expenses net of all reductions	.81% I	.91%	.82%	.74%	.66%	.66%
Net investment income (loss)	1.41% I	1.34%	1.15%	1.00%	1.94% C	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$14,545	$13,168	$10,858	$18,239	$9,420	$9,450
Portfolio turnover rate J	77 % I	70%	67%	76%	104%	68% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.59%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.57	$24.24	$25.88	$21.58	$20.97	$18.84
Income from Investment Operations
Net investment income (loss) A,B	.20	.35	.30	.28	.41 C	.38
Net realized and unrealized gain (loss)	2.97	1.65	(.01)	5.20	.71	2.14
Total from investment operations	3.17	2.00	.29	5.48	1.12	2.52
Distributions from net investment income	(.02)	(.33)	(.31)	(.28)	(.51)	(.39)
Distributions from net realized gain	(.44)	(.34)	(1.62)	(.90)	-	-
Total distributions	(.46)	(.67)	(1.93)	(1.18)	(.51)	(.39)
Net asset value, end of period	$28.28	$25.57	$24.24	$25.88	$21.58	$20.97
Total Return D,E	12.50%	8.33%	1.46%	25.43%	5.43%	13.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.81%	.72%	.65%	.52%	.52%
Expenses net of fee waivers, if any	.71 % H	.80%	.71%	.65%	.52%	.52%
Expenses net of all reductions	.71% H	.80%	.71%	.65%	.51%	.51%
Net investment income (loss)	1.51% H	1.44%	1.26%	1.10%	2.10% C	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$8,960	$7,632	$5,973	$20,576	$20,841	$12,905
Portfolio turnover rate I	77 % H	70%	67%	76%	104%	68% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.75%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$132,173,233
Gross unrealized depreciation	(9,946,759)
Net unrealized appreciation (depreciation)	$122,226,474
Tax cost	$471,960,564

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Large Cap Value Fund	214,250,125	220,575,171

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Stock Selector Large Cap Value	.67
Class I	.66
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.71
Class C	.72
Stock Selector Large Cap Value	.67
Class I	.66
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Stock Selector Large Cap Value Fund	Russell 1000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Stock Selector Large Cap Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .11%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the
Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	54,937	33,043
Class M	.25%	.25%	34,214	7,078
Class C	.75%	.25%	33,415	16,731
			122,566	56,852

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	7,097
Class M	716
Class CA	147
7,960

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	7,025.2000
Class M	2,107.1912
Class C	1,109.2000
Stock Selector Large Cap Value	57,587.1503
Class I	1,630.1457
Class Z	277.0420
	69,735

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Stock Selector Large Cap Value Fund	.0354

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Stock Selector Large Cap Value Fund	3,391

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Stock Selector Large Cap Value Fund	17,597,015	23,471,041	1,162,433
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Stock Selector Large Cap Value Fund	487
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Stock Selector Large Cap Value Fund	83	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,084.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Stock Selector Large Cap Value Fund
Distributions to shareholders
Class A	$727,841	$922,727
Class M	226,213	265,760
Class C	112,338	111,459
Stock Selector Large Cap Value	7,975,718	10,918,129
Class I	228,523	225,523
Class Z	140,615	189,199
Total	$9,411,248	$12,632,797
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2024	Year ended January 31, 2024	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Stock Selector Large Cap Value Fund
Class A
Shares sold	136,162	197,092	$3,628,217	$4,701,207
Reinvestment of distributions	26,699	36,092	703,793	890,986
Shares redeemed	(127,658)	(249,340)	(3,398,049)	(5,910,532)
Net increase (decrease)	35,203	(16,156)	$933,961	$(318,339)
Class M
Shares sold	14,242	48,857	$376,092	$1,173,021
Reinvestment of distributions	8,585	10,811	225,523	265,760
Shares redeemed	(17,383)	(60,062)	(459,117)	(1,424,299)
Net increase (decrease)	5,444	(394)	$142,498	$14,482
Class C
Shares sold	17,429	40,411	$450,038	$929,958
Reinvestment of distributions	4,397	4,707	112,338	111,456
Shares redeemed	(36,728)	(117,075)	(947,035)	(2,697,289)
Net increase (decrease)	(14,902)	(71,957)	$(384,659)	$(1,655,875)
Stock Selector Large Cap Value
Shares sold	1,354,825	2,942,511	$36,578,109	$72,351,891
Reinvestment of distributions	278,349	405,512	7,431,927	10,161,738
Shares redeemed	(1,517,275)	(2,457,328)	(40,872,232)	(59,513,478)
Net increase (decrease)	115,899	890,695	$3,137,804	$23,000,151
Class I
Shares sold	38,724	316,910	$1,050,761	$7,961,043
Reinvestment of distributions	8,424	8,810	226,093	221,147
Shares redeemed	(47,725)	(259,551)	(1,301,128)	(6,305,714)
Net increase (decrease)	(577)	66,169	$(24,274)	$1,876,476
Class Z
Shares sold	40,128	183,230	$1,068,251	$4,449,185
Reinvestment of distributions	4,921	7,067	130,460	176,173
Shares redeemed	(26,697)	(138,217)	(717,666)	(3,284,676)
Net increase (decrease)	18,352	52,080	$481,045	$1,340,682

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Stock Selector Large Cap Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that the fund has a management fee structure that covers expenses for services beyond portfolio management and further noted that Fidelity believes that total expense ratio comparisons are more useful in this context.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
 In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.900197.115
LCV-SANN-0924
Fidelity® Mid Cap Value K6 Fund

Semi-Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid Cap Value K6 Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	6,763	235,871
Interactive Media & Services - 0.3%
Zoominfo Technologies, Inc. (b)	15,700	178,352
Media - 1.0%
Interpublic Group of Companies, Inc.	8,569	275,665
Nexstar Media Group, Inc.	880	162,615
Thryv Holdings, Inc. (b)	4,335	84,446
		522,726
TOTAL COMMUNICATION SERVICES		936,949
CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.6%
Aptiv PLC (b)	4,481	310,937
Automobiles - 0.3%
Harley-Davidson, Inc.	4,797	179,888
Broadline Retail - 0.3%
Kohl's Corp. (c)	6,512	141,050
Distributors - 0.5%
LKQ Corp.	5,862	243,273
Diversified Consumer Services - 0.5%
Laureate Education, Inc.	16,889	261,780
Hotels, Restaurants & Leisure - 1.0%
Hyatt Hotels Corp. Class A	1,155	170,166
Marriott Vacations Worldwide Corp.	2,168	183,369
Travel+Leisure Co.	4,156	191,550
		545,085
Household Durables - 1.1%
KB Home	3,970	341,738
Tempur Sealy International, Inc.	4,327	226,518
		568,256
Leisure Products - 0.8%
Brunswick Corp.	2,170	176,747
Topgolf Callaway Brands Corp. (b)(c)	15,224	251,196
		427,943
Specialty Retail - 3.2%
Academy Sports & Outdoors, Inc.	3,281	177,404
Advance Auto Parts, Inc.	2,785	176,374
Aritzia, Inc. (b)	4,700	154,278
Camping World Holdings, Inc. (c)	5,053	115,613
Gap, Inc.	9,213	216,321
Lithia Motors, Inc. Class A (sub. vtg.)	1,004	277,435
Signet Jewelers Ltd.	2,747	231,105
Ulta Beauty, Inc. (b)	424	154,713
Upbound Group, Inc.	5,487	207,025
		1,710,268
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (b)	6,373	213,750
PVH Corp.	791	80,674
Tapestry, Inc.	7,406	296,907
		591,331
TOTAL CONSUMER DISCRETIONARY		4,979,811
CONSUMER STAPLES - 6.5%
Beverages - 1.0%
Coca-Cola Consolidated, Inc.	470	538,568
Consumer Staples Distribution & Retail - 2.1%
Albertsons Companies, Inc.	16,831	333,759
Dollar Tree, Inc. (b)	4,094	427,168
U.S. Foods Holding Corp. (b)	6,719	365,446
		1,126,373
Food Products - 2.5%
Bunge Global SA	3,461	364,201
Darling Ingredients, Inc. (b)	6,288	249,822
Lamb Weston Holdings, Inc.	3,236	194,225
The J.M. Smucker Co.	4,388	517,565
		1,325,813
Personal Care Products - 0.7%
Kenvue, Inc.	20,594	380,783
Tobacco - 0.2%
Philip Morris International, Inc.	900	103,644
TOTAL CONSUMER STAPLES		3,475,181
ENERGY - 5.7%
Energy Equipment & Services - 2.1%
Baker Hughes Co. Class A	12,392	479,818
Liberty Energy, Inc. Class A	5,277	127,440
Valaris Ltd. (b)	2,455	192,938
Weatherford International PLC	2,533	298,539
		1,098,735
Oil, Gas & Consumable Fuels - 3.6%
Cenovus Energy, Inc.	21,252	427,803
Cheniere Energy, Inc.	1,991	363,636
MEG Energy Corp.	8,800	182,355
Phillips 66 Co.	1,405	204,399
Range Resources Corp.	7,358	229,790
Targa Resources Corp.	2,268	306,815
Valero Energy Corp.	1,277	206,516
		1,921,314
TOTAL ENERGY		3,020,049
FINANCIALS - 16.7%
Banks - 3.8%
East West Bancorp, Inc.	4,593	403,679
First Citizens Bancshares, Inc.	236	492,695
KeyCorp	21,406	345,279
M&T Bank Corp.	2,961	509,795
Webster Financial Corp.	2,888	143,303
Western Alliance Bancorp.	1,400	112,644
		2,007,395
Capital Markets - 2.5%
Ameriprise Financial, Inc.	510	219,336
BGC Group, Inc. Class A	13,790	127,006
Carlyle Group LP	6,450	320,823
Raymond James Financial, Inc.	3,804	441,264
UBS Group AG	6,650	201,981
		1,310,410
Consumer Finance - 3.0%
Ally Financial, Inc.	7,318	329,383
Discover Financial Services	3,716	535,067
OneMain Holdings, Inc.	7,087	370,367
SLM Corp.	15,870	360,090
		1,594,907
Financial Services - 2.3%
Apollo Global Management, Inc.	2,692	337,335
Corebridge Financial, Inc.	7,304	215,833
Global Payments, Inc.	3,018	306,750
Voya Financial, Inc.	2,404	174,843
WEX, Inc. (b)	1,101	201,978
		1,236,739
Insurance - 5.1%
American Financial Group, Inc.	2,849	373,105
Arthur J. Gallagher & Co.	1,310	371,372
First American Financial Corp.	3,683	223,116
Globe Life, Inc.	2,506	232,406
Hartford Financial Services Group, Inc.	4,240	470,301
Markel Group, Inc. (b)	133	217,967
Old Republic International Corp.	7,857	272,009
Reinsurance Group of America, Inc.	1,880	423,808
Stewart Information Services Corp.	1,865	131,856
		2,715,940
TOTAL FINANCIALS		8,865,391
HEALTH CARE - 8.2%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	8,880	318,082
QuidelOrtho Corp. (b)	5,492	215,781
		533,863
Health Care Providers & Services - 4.7%
AdaptHealth Corp. (b)	14,716	167,174
Cencora, Inc.	710	168,895
Centene Corp. (b)	4,172	320,910
Cigna Group	980	341,697
CVS Health Corp.	3,930	237,097
Henry Schein, Inc. (b)	3,990	287,041
Humana, Inc.	265	95,827
Molina Healthcare, Inc. (b)	1,238	422,492
PACS Group, Inc.	3,652	130,742
Tenet Healthcare Corp. (b)	2,183	326,795
		2,498,670
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. (b)	1,572	383,725
Fortrea Holdings, Inc. (b)	9,690	267,347
		651,072
Pharmaceuticals - 1.3%
Royalty Pharma PLC	9,456	266,376
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	7,843	136,703
Viatris, Inc.	21,187	255,515
		658,594
TOTAL HEALTH CARE		4,342,199
INDUSTRIALS - 18.2%
Building Products - 3.5%
Armstrong World Industries, Inc.	1,400	183,960
AZZ, Inc.	3,252	260,030
Builders FirstSource, Inc. (b)	3,504	586,464
Johnson Controls International PLC	2,939	210,256
Owens Corning	1,604	298,954
UFP Industries, Inc.	2,594	342,226
		1,881,890
Commercial Services & Supplies - 0.9%
The Brink's Co.	1,478	162,565
Vestis Corp.	24,212	314,030
		476,595
Construction & Engineering - 1.4%
EMCOR Group, Inc.	713	267,689
MDU Resources Group, Inc.	9,662	260,294
Willscot Holdings Corp. (b)	5,770	236,570
		764,553
Electrical Equipment - 2.1%
Acuity Brands, Inc.	901	226,466
Atkore, Inc.	2,341	316,035
Regal Rexnord Corp.	2,182	350,604
Sensata Technologies PLC	5,712	222,711
		1,115,816
Ground Transportation - 2.3%
Ryder System, Inc.	1,643	230,283
Saia, Inc. (b)	491	205,164
U-Haul Holding Co. (non-vtg.)	4,727	301,252
XPO, Inc. (b)	4,204	482,998
		1,219,697
Machinery - 3.6%
Allison Transmission Holdings, Inc.	2,677	237,155
Atmus Filtration Technologies, Inc.	8,984	277,067
Barnes Group, Inc.	4,861	196,093
CNH Industrial NV	26,301	280,106
Gates Industrial Corp. PLC (b)	18,516	344,212
Mueller Water Products, Inc.	7,310	151,171
Terex Corp.	3,380	213,819
Timken Co.	2,422	210,593
		1,910,216
Professional Services - 1.3%
Concentrix Corp.	2,367	166,874
First Advantage Corp.	10,390	178,916
Genpact Ltd.	9,432	327,007
		672,797
Trading Companies & Distributors - 3.1%
AerCap Holdings NV	3,066	288,051
Core & Main, Inc. (b)	4,122	220,403
GMS, Inc. (b)	4,388	422,257
Herc Holdings, Inc.	1,539	239,838
Rush Enterprises, Inc. Class A	4,122	210,263
WESCO International, Inc.	1,511	264,349
		1,645,161
TOTAL INDUSTRIALS		9,686,725
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.9%
Ciena Corp. (b)	5,488	289,437
Lumentum Holdings, Inc. (b)	4,240	219,547
		508,984
Electronic Equipment, Instruments & Components - 1.9%
Belden, Inc.	1,858	172,218
Coherent Corp. (b)	3,080	214,614
Flex Ltd. (b)	5,415	174,092
Jabil, Inc.	1,748	196,947
TD SYNNEX Corp.	2,346	279,573
		1,037,444
IT Services - 1.0%
Amdocs Ltd.	2,962	259,086
GoDaddy, Inc. (b)	1,760	255,992
		515,078
Semiconductors & Semiconductor Equipment - 2.0%
First Solar, Inc. (b)	1,283	277,115
MKS Instruments, Inc.	2,113	266,027
ON Semiconductor Corp. (b)	6,392	500,174
		1,043,316
Software - 0.4%
Progress Software Corp.	3,737	218,241
TOTAL INFORMATION TECHNOLOGY		3,323,063
MATERIALS - 10.0%
Chemicals - 3.4%
Corteva, Inc.	9,136	512,530
FMC Corp.	2,787	162,649
H.B. Fuller Co.	2,840	244,808
OCI NV	6,600	158,928
Olin Corp.	5,031	229,464
Syensqo SA	1,900	168,059
Westlake Corp.	2,290	338,599
		1,815,037
Construction Materials - 0.5%
Eagle Materials, Inc.	1,045	284,554
Containers & Packaging - 3.1%
Berry Global Group, Inc.	5,260	345,687
Crown Holdings, Inc.	3,518	312,047
Graphic Packaging Holding Co.	8,639	260,034
International Paper Co.	7,689	357,385
Smurfit Westrock PLC	8,338	373,876
		1,649,029
Metals & Mining - 2.2%
ATI, Inc. (b)	4,100	277,611
Constellium NV (b)	7,708	137,279
First Quantum Minerals Ltd.	14,700	179,937
Steel Dynamics, Inc.	4,357	580,440
		1,175,267
Paper & Forest Products - 0.8%
Interfor Corp. (b)	17,100	224,549
Louisiana-Pacific Corp.	1,770	173,743
		398,292
TOTAL MATERIALS		5,322,179
REAL ESTATE - 8.9%
Equity Real Estate Investment Trusts (REITs) - 8.0%
Camden Property Trust (SBI)	4,899	542,564
Crown Castle, Inc.	4,147	456,502
Iron Mountain, Inc.	3,216	329,833
Outfront Media, Inc.	12,242	198,565
Prologis, Inc.	3,833	483,150
Public Storage Operating Co.	1,686	498,921
Sun Communities, Inc.	4,707	596,518
Ventas, Inc.	7,287	396,704
Welltower, Inc.	6,761	752,160
		4,254,917
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (b)	2,602	293,271
Compass, Inc. (b)	37,655	165,305
		458,576
TOTAL REAL ESTATE		4,713,493
UTILITIES - 7.8%
Electric Utilities - 4.3%
Constellation Energy Corp.	1,208	229,278
Edison International	7,565	605,276
Eversource Energy	4,700	305,077
FirstEnergy Corp.	6,045	253,346
NRG Energy, Inc.	3,964	297,974
PG&E Corp.	33,721	615,408
		2,306,359
Gas Utilities - 1.5%
Brookfield Infrastructure Corp. A Shares	8,040	312,756
Southwest Gas Holdings, Inc.	3,785	280,696
UGI Corp.	9,730	241,109
		834,561
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	11,184	198,963
Vistra Corp.	4,053	321,079
		520,042
Multi-Utilities - 1.0%
NiSource, Inc.	7,750	242,188
Sempra	3,442	275,567
		517,755
TOTAL UTILITIES		4,178,717
TOTAL COMMON STOCKS (Cost $44,239,650)		52,843,757

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	151,780	151,810
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	426,907	426,950
TOTAL MONEY MARKET FUNDS (Cost $578,760)		578,760

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $44,818,410)	53,422,517
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(258,704)
NET ASSETS - 100.0%	53,163,813

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $235,871 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	353,508	9,746,419	9,948,102	5,329	(15)	-	151,810	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	710,050	3,698,001	3,981,101	5,571	-	-	426,950	0.0%
Total	1,063,558	13,444,420	13,929,203	10,900	(15)	-	578,760

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	936,949	701,078	235,871	-
Consumer Discretionary	4,979,811	4,979,811	-	-
Consumer Staples	3,475,181	3,475,181	-	-
Energy	3,020,049	3,020,049	-	-
Financials	8,865,391	8,865,391	-	-
Health Care	4,342,199	4,342,199	-	-
Industrials	9,686,725	9,686,725	-	-
Information Technology	3,323,063	3,323,063	-	-
Materials	5,322,179	5,322,179	-	-
Real Estate	4,713,493	4,713,493	-	-
Utilities	4,178,717	4,178,717	-	-

Money Market Funds	578,760	578,760	-	-
Total Investments in Securities:	53,422,517	53,186,646	235,871	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $419,412) - See accompanying schedule:
Unaffiliated issuers (cost $44,239,650)	$52,843,757
Fidelity Central Funds (cost $578,760)	578,760

Total Investment in Securities (cost $44,818,410)		$53,422,517
Receivable for investments sold		157,303
Receivable for fund shares sold		164,243
Dividends receivable		14,747
Distributions receivable from Fidelity Central Funds		1,531
Total assets		53,760,341
Liabilities
Payable for investments purchased	$124,831
Payable for fund shares redeemed	25,592
Accrued management fee	18,383
Other payables and accrued expenses	772
Collateral on securities loaned	426,950
Total liabilities		596,528
Net Assets		$53,163,813
Net Assets consist of:
Paid in capital		$41,749,970
Total accumulated earnings (loss)		11,413,843
Net Assets		$53,163,813
Net Asset Value, offering price and redemption price per share ($53,163,813 ÷ 3,143,323 shares)		$16.91
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$403,073
Income from Fidelity Central Funds (including $5,571 from security lending)		10,900
Total income		413,973
Expenses
Management fee	$101,858
Independent trustees' fees and expenses	86
Miscellaneous	769
Total expenses before reductions	102,713
Expense reductions	(102)
Total expenses after reductions		102,611
Net Investment income (loss)		311,362
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,667,986
Fidelity Central Funds	(15)
Foreign currency transactions	(20)
Total net realized gain (loss)		2,667,951
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,257,245
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		3,257,244
Net gain (loss)		5,925,195
Net increase (decrease) in net assets resulting from operations		$6,236,557
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$311,362	$515,979
Net realized gain (loss)	2,667,951	162,626
Change in net unrealized appreciation (depreciation)	3,257,244	2,560,783
Net increase (decrease) in net assets resulting from operations	6,236,557	3,239,388
Distributions to shareholders	(136,262)	(486,422)

Share transactions
Proceeds from sales of shares	12,325,253	8,965,601
Reinvestment of distributions	136,262	486,422
Cost of shares redeemed	(5,711,143)	(8,266,261)

Net increase (decrease) in net assets resulting from share transactions	6,750,372	1,185,762
Total increase (decrease) in net assets	12,850,667	3,938,728

Net Assets
Beginning of period	40,313,146	36,374,418
End of period	$53,163,813	$40,313,146

Other Information
Shares
Sold	763,798	652,201
Issued in reinvestment of distributions	8,565	33,786
Redeemed	(359,941)	(619,135)
Net increase (decrease)	412,422	66,852

Financial Highlights
Fidelity® Mid Cap Value K6 Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.76	$13.65	$13.55	$10.64	$10.28	$9.85
Income from Investment Operations
Net investment income (loss) A,B	.11	.20	.19 C	.19	.19	.21
Net realized and unrealized gain (loss)	2.09	1.10	.12	2.91	.40	.40
Total from investment operations	2.20	1.30	.31	3.10	.59	.61
Distributions from net investment income	(.03)	(.17)	(.21)	(.19)	(.23)	(.18)
Distributions from net realized gain	(.02)	(.03)	-	-	-	-
Total distributions	(.05)	(.19) D	(.21)	(.19)	(.23)	(.18)
Net asset value, end of period	$16.91	$14.76	$13.65	$13.55	$10.64	$10.28
Total Return E,F	14.93%	9.58%	2.41%	29.17%	5.83%	6.15%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I,J	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % I,J	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% I,J	.45%	.45%	.45%	.44%	.44%
Net investment income (loss)	1.37% I,J	1.48%	1.45% C	1.45%	2.07%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$53,164	$40,313	$36,374	$34,992	$27,404	$53,188
Portfolio turnover rate K	93 % J	84% L	85% L	100%	73% L	102% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,568,462
Gross unrealized depreciation	(1,083,498)
Net unrealized appreciation (depreciation)	$8,484,964
Tax cost	$44,937,553

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value K6 Fund	27,979,271	21,240,280

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid Cap Value K6 Fund	88,078	1,053,416
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mid Cap Value K6 Fund	671

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Mid Cap Value K6 Fund	907,692	1,152,826	191,375

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Value K6 Fund	592	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $102.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Value K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9883982.107
MCVK6-SANN-0924
Fidelity® Series All-Sector Equity Fund
Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Value Discovery Fund

Semi-Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series All-Sector Equity Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	130,300	2,508,275
Entertainment - 1.6%
Lions Gate Entertainment Corp. Class B (a)	108,800	896,512
Lionsgate Studios Corp.	5,400	39,042
Lionsgate Studios Corp. (b)	40,484	292,699
Live Nation Entertainment, Inc. (a)	36,600	3,520,554
Netflix, Inc. (a)	26,010	16,343,384
Roblox Corp. (a)	59,800	2,482,896
Roku, Inc. Class A (a)	21,000	1,222,410
Spotify Technology SA (a)	27,770	9,551,214
Take-Two Interactive Software, Inc. (a)	9,500	1,430,035
The Walt Disney Co.	170,587	15,982,296
TKO Group Holdings, Inc.	55,521	6,071,221
		57,832,263
Interactive Media & Services - 6.6%
Alphabet, Inc.:
Class A	400,900	68,770,386
Class C	379,220	65,661,943
Angi, Inc. Class A, (a)	473,400	1,098,288
Bumble, Inc. (a)	73,500	686,490
IAC, Inc. (a)	5,480	289,399
Match Group, Inc. (a)	25,800	984,012
Meta Platforms, Inc. Class A	200,040	94,984,993
Pinterest, Inc. Class A (a)	56,100	1,792,395
Snap, Inc. Class A (a)	419,920	5,593,334
Zoominfo Technologies, Inc. (a)	9,230	104,853
		239,966,093
Media - 0.5%
Altice U.S.A., Inc. Class A (a)	951,622	1,988,890
Charter Communications, Inc. Class A (a)	14,400	5,467,968
Comcast Corp. Class A	109,338	4,512,379
Ibotta, Inc. (c)	1,500	100,860
Liberty Broadband Corp.:
Class A (a)	69,900	4,628,778
Class C (a)	21,400	1,442,146
		18,141,021
TOTAL COMMUNICATION SERVICES		318,447,652
CONSUMER DISCRETIONARY - 10.3%
Automobile Components - 0.2%
Aptiv PLC (a)	78,400	5,440,176
Automobiles - 1.3%
General Motors Co.	248,800	11,026,816
Tesla, Inc. (a)	163,000	37,827,410
		48,854,226
Broadline Retail - 4.0%
Amazon.com, Inc. (a)	754,179	141,016,389
Etsy, Inc. (a)	74,100	4,826,874
Kohl's Corp. (c)	17,000	368,220
		146,211,483
Distributors - 0.2%
Genuine Parts Co.	55,600	8,179,316
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	44,600	6,224,376
Booking Holdings, Inc.	3,200	11,888,032
Caesars Entertainment, Inc. (a)	51,300	2,049,435
Chipotle Mexican Grill, Inc. (a)	25,000	1,358,000
Churchill Downs, Inc.	7,900	1,134,124
Domino's Pizza, Inc.	8,000	3,429,600
Marriott International, Inc. Class A	46,900	10,660,370
McDonald's Corp.	20,500	5,440,700
Papa John's International, Inc.	2,100	92,883
Penn Entertainment, Inc. (a)	66,000	1,318,020
Red Rock Resorts, Inc.	77,500	4,417,500
Starbucks Corp.	127,000	9,899,650
Yum! Brands, Inc.	65,700	8,726,931
		66,639,621
Household Durables - 0.1%
D.R. Horton, Inc.	16,100	2,896,873
Specialty Retail - 1.8%
AutoZone, Inc. (a)	600	1,880,214
Burlington Stores, Inc. (a)	12,700	3,306,064
Five Below, Inc. (a)	22,300	1,622,102
Group 1 Automotive, Inc.	4,500	1,645,740
Lithia Motors, Inc. Class A (sub. vtg.)	11,800	3,260,694
Lowe's Companies, Inc.	112,300	27,570,773
Ross Stores, Inc.	17,600	2,520,848
The Home Depot, Inc.	60,079	22,118,685
TJX Companies, Inc.	6,196	700,272
		64,625,392
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	147,300	4,940,442
lululemon athletica, Inc. (a)	11,100	2,871,126
NIKE, Inc. Class B	184,600	13,819,156
PVH Corp.	27,400	2,794,526
Tapestry, Inc.	145,600	5,837,104
VF Corp.	51,800	878,528
		31,140,882
TOTAL CONSUMER DISCRETIONARY		373,987,969
CONSUMER STAPLES - 5.3%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	40,465	9,920,399
Keurig Dr. Pepper, Inc.	282,810	9,694,727
Monster Beverage Corp. (a)	200,786	10,330,440
PepsiCo, Inc.	79,990	13,811,873
The Coca-Cola Co.	381,245	25,444,291
		69,201,730
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	27,350	22,481,700
Maplebear, Inc. (NASDAQ)	14,500	500,105
Target Corp.	66,400	9,987,224
Walmart, Inc.	299,101	20,530,293
		53,499,322
Food Products - 0.6%
Lamb Weston Holdings, Inc.	97,269	5,838,085
Mondelez International, Inc.	91,496	6,253,752
The J.M. Smucker Co.	74,700	8,810,865
		20,902,702
Household Products - 0.9%
Procter & Gamble Co.	214,478	34,479,483
Personal Care Products - 0.2%
Kenvue, Inc.	396,856	7,337,867
Tobacco - 0.2%
Philip Morris International, Inc.	73,000	8,406,680
TOTAL CONSUMER STAPLES		193,827,784
ENERGY - 3.8%
Energy Equipment & Services - 0.6%
Expro Group Holdings NV (a)	207,000	4,806,540
TechnipFMC PLC	248,900	7,342,550
Weatherford International PLC	67,400	7,943,764
		20,092,854
Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips Co.	37,000	4,114,400
Exxon Mobil Corp.	599,624	71,109,410
Hess Corp.	61,600	9,450,672
Phillips 66 Co.	98,400	14,315,232
Sunoco Logistics Partners, LP	72,700	3,992,684
Valero Energy Corp.	93,300	15,088,476
		118,070,874
TOTAL ENERGY		138,163,728
FINANCIALS - 13.8%
Banks - 4.5%
Bank of America Corp.	790,462	31,863,523
Citigroup, Inc.	217,071	14,083,566
Citizens Financial Group, Inc.	140,500	5,995,135
JPMorgan Chase & Co.	228,338	48,590,326
KeyCorp	358,418	5,781,282
M&T Bank Corp.	45,714	7,870,579
PNC Financial Services Group, Inc.	79,037	14,313,601
U.S. Bancorp	238,000	10,681,440
Wells Fargo & Co.	394,548	23,412,478
		162,591,930
Capital Markets - 3.3%
Bank of New York Mellon Corp.	193,682	12,602,888
BlackRock, Inc.	9,370	8,212,805
Blackstone, Inc.	10,500	1,492,575
Carlyle Group LP	25,900	1,288,266
Cboe Global Markets, Inc.	38,871	7,133,217
Charles Schwab Corp.	58,300	3,800,577
Coinbase Global, Inc. (a)	8,900	1,996,804
Intercontinental Exchange, Inc.	94,300	14,292,108
LPL Financial	42,020	9,308,270
MarketAxess Holdings, Inc.	49,006	10,954,311
Moody's Corp.	5,177	2,363,197
Morgan Stanley	201,528	20,799,705
Northern Trust Corp.	86,300	7,650,495
State Street Corp.	99,600	8,463,012
StepStone Group, Inc. Class A	36,696	1,844,341
Tradeweb Markets, Inc. Class A	41,800	4,668,224
Virtu Financial, Inc. Class A	112,026	3,060,550
		119,931,345
Consumer Finance - 0.2%
Discover Financial Services	57,222	8,239,396
Financial Services - 3.2%
Apollo Global Management, Inc.	169,734	21,269,368
AvidXchange Holdings, Inc. (a)	388,500	3,473,190
Block, Inc. Class A (a)	116,382	7,201,718
Corpay, Inc. (a)	33,386	9,742,703
Fiserv, Inc. (a)	76,464	12,507,216
Global Payments, Inc.	46,790	4,755,736
MGIC Investment Corp.	159,830	3,970,177
PayPal Holdings, Inc. (a)	46,100	3,032,458
UWM Holdings Corp. Class A (c)	497,725	4,180,890
Visa, Inc. Class A	161,379	42,873,559
Voya Financial, Inc.	33,623	2,445,401
		115,452,416
Insurance - 2.6%
Arch Capital Group Ltd. (a)	63,744	6,105,400
Arthur J. Gallagher & Co.	47,065	13,342,457
Chubb Ltd.	73,732	20,324,963
Everest Re Group Ltd.	10,897	4,281,104
Hartford Financial Services Group, Inc.	144,847	16,066,429
Marsh & McLennan Companies, Inc.	70,505	15,692,298
Progressive Corp.	31,440	6,731,933
Reinsurance Group of America, Inc.	26,138	5,892,289
Unum Group	116,340	6,693,040
		95,129,913
TOTAL FINANCIALS		501,345,000
HEALTH CARE - 11.7%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	30,000	7,123,800
Exact Sciences Corp. (a)	41,800	1,909,424
Gilead Sciences, Inc.	276,900	21,061,014
Moderna, Inc. (a)	97,800	11,659,716
Regeneron Pharmaceuticals, Inc. (a)	21,400	23,094,666
Vertex Pharmaceuticals, Inc. (a)	4,400	2,181,168
		67,029,788
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	145,700	15,435,458
Boston Scientific Corp. (a)	643,910	47,572,071
Insulet Corp. (a)	18,000	3,498,300
Intuitive Surgical, Inc. (a)	50,000	22,230,500
Penumbra, Inc. (a)	5,600	935,704
Stryker Corp.	76,500	25,049,925
		114,721,958
Health Care Providers & Services - 2.8%
Cencora, Inc.	54,300	12,916,884
Elevance Health, Inc.	43,400	23,090,102
Surgery Partners, Inc. (a)	208,862	6,341,050
Tenet Healthcare Corp. (a)	86,900	13,008,930
UnitedHealth Group, Inc.	82,400	47,475,584
		102,832,550
Life Sciences Tools & Services - 0.8%
Danaher Corp.	66,700	18,481,236
IQVIA Holdings, Inc. (a)	14,200	3,496,466
Thermo Fisher Scientific, Inc.	11,400	6,992,076
		28,969,778
Pharmaceuticals - 3.1%
Eli Lilly & Co.	76,566	61,579,737
Merck & Co., Inc.	353,900	40,036,707
Royalty Pharma PLC	347,200	9,780,624
		111,397,068
TOTAL HEALTH CARE		424,951,142
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.6%
General Electric Co.	175,189	29,817,168
Howmet Aerospace, Inc.	119,200	11,407,440
Lockheed Martin Corp.	29,900	16,203,408
Northrop Grumman Corp.	13,900	6,732,048
The Boeing Co. (a)	81,975	15,624,435
TransDigm Group, Inc.	10,000	12,942,200
		92,726,699
Air Freight & Logistics - 0.2%
FedEx Corp.	26,200	7,918,950
Building Products - 0.9%
Trane Technologies PLC	99,900	33,394,572
Construction & Engineering - 0.2%
Quanta Services, Inc.	28,500	7,563,330
Electrical Equipment - 1.8%
AMETEK, Inc.	122,100	21,181,908
Eaton Corp. PLC	27,400	8,351,246
GE Vernova LLC	43,847	7,815,289
Hubbell, Inc.	22,100	8,743,865
Nextracker, Inc. Class A (a)	327,362	16,086,569
Vertiv Holdings Co.	37,800	2,974,860
		65,153,737
Ground Transportation - 1.4%
CSX Corp.	342,300	12,014,730
Old Dominion Freight Lines, Inc.	72,600	15,259,068
Uber Technologies, Inc. (a)	195,260	12,588,412
Union Pacific Corp.	50,300	12,410,519
		52,272,729
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	45,500	9,316,125
Machinery - 2.7%
Caterpillar, Inc.	46,900	16,236,780
Deere & Co.	9,300	3,459,414
Dover Corp.	98,500	18,149,610
Fortive Corp.	116,300	8,356,155
Ingersoll Rand, Inc.	234,900	23,583,960
Parker Hannifin Corp.	51,600	28,955,856
		98,741,775
TOTAL INDUSTRIALS		367,087,917
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	87,000	30,149,850
Electronic Equipment, Instruments & Components - 0.4%
Flex Ltd. (a)	413,161	13,283,126
Jabil, Inc.	917	103,318
		13,386,444
IT Services - 0.2%
MongoDB, Inc. Class A (a)	23,000	5,804,280
Snowflake, Inc. (a)	10,800	1,408,104
		7,212,384
Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices, Inc. (a)	101,626	14,682,924
Astera Labs, Inc.	9,000	394,560
Astera Labs, Inc.	102,816	4,507,453
Broadcom, Inc.	480,600	77,222,808
First Solar, Inc. (a)	106,100	22,916,539
Marvell Technology, Inc.	252,800	16,932,544
Micron Technology, Inc.	224,500	24,654,590
NVIDIA Corp.	1,903,500	222,747,570
NXP Semiconductors NV	56,700	14,921,172
ON Semiconductor Corp. (a)	210,768	16,492,596
Qualcomm, Inc.	108,800	19,687,360
		435,160,116
Software - 8.5%
Datadog, Inc. Class A (a)	181,500	21,133,860
Microsoft Corp.	615,000	257,285,257
Oracle Corp.	211,200	29,451,840
UiPath, Inc. Class A (a)	27,000	328,590
		308,199,547
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	959,736	213,138,171
Dell Technologies, Inc.	190,300	21,633,304
		234,771,475
TOTAL INFORMATION TECHNOLOGY		1,028,879,816
MATERIALS - 2.3%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	14,177	3,740,601
Axalta Coating Systems Ltd. (a)	114,400	4,078,360
Balchem Corp.	11,800	2,094,028
Cabot Corp.	20,500	2,055,945
Corteva, Inc.	74,100	4,157,010
Dow, Inc.	116,000	6,318,520
Ecolab, Inc.	34,000	7,843,460
Element Solutions, Inc.	123,700	3,333,715
Linde PLC	38,786	17,589,451
Olin Corp.	30,200	1,377,422
The Chemours Co. LLC	119,100	2,878,647
Tronox Holdings PLC	124,000	2,003,840
		57,470,999
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,139	2,455,876
Vulcan Materials Co.	8,900	2,443,139
		4,899,015
Containers & Packaging - 0.2%
Aptargroup, Inc.	25,600	3,762,688
Avery Dennison Corp.	9,000	1,951,470
Crown Holdings, Inc.	19,900	1,765,130
		7,479,288
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	178,034	8,084,524
Ivanhoe Electric, Inc. (a)	78,700	780,704
Newmont Corp.	41,900	2,056,033
Nucor Corp.	22,300	3,633,562
		14,554,823
TOTAL MATERIALS		84,404,125
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	40,400	8,904,160
COPT Defense Properties (SBI)	17,700	512,769
Crown Castle, Inc.	39,700	4,370,176
CubeSmart	109,600	5,214,768
Digital Realty Trust, Inc.	19,150	2,862,734
Equinix, Inc.	8,700	6,875,088
Equity Lifestyle Properties, Inc.	32,500	2,232,100
Essex Property Trust, Inc.	8,000	2,226,880
Extra Space Storage, Inc.	8,034	1,282,387
Invitation Homes, Inc.	260,400	9,184,308
Mid-America Apartment Communities, Inc.	17,600	2,459,952
Omega Healthcare Investors, Inc.	50,800	1,849,120
Prologis, Inc.	59,000	7,436,950
Public Storage Operating Co.	15,800	4,675,536
Simon Property Group, Inc.	34,700	5,324,368
SITE Centers Corp.	175,100	2,705,295
Sun Communities, Inc.	12,600	1,596,798
Terreno Realty Corp.	50,700	3,468,387
Ventas, Inc.	54,200	2,950,648
Welltower, Inc.	59,600	6,630,500
		82,762,924
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	19,700	2,220,387
Digitalbridge Group, Inc.	48,100	679,653
Jones Lang LaSalle, Inc. (a)	11,200	2,810,080
		5,710,120
TOTAL REAL ESTATE		88,473,044
UTILITIES - 2.2%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	46,600	4,572,392
Constellation Energy Corp.	24,788	4,704,762
Duke Energy Corp.	8,700	950,649
Edison International	57,100	4,568,571
Entergy Corp.	36,700	4,256,099
Eversource Energy	53,118	3,447,889
FirstEnergy Corp.	85,600	3,587,496
NextEra Energy, Inc.	167,514	12,796,394
NRG Energy, Inc.	23,400	1,758,978
PG&E Corp.	539,293	9,842,097
PPL Corp.	131,100	3,896,292
Southern Co.	83,300	6,957,216
Xcel Energy, Inc.	40,300	2,348,684
		63,687,519
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	115,800	2,060,082
Vistra Corp.	39,500	3,129,190
		5,189,272
Multi-Utilities - 0.3%
NiSource, Inc.	106,800	3,337,500
Public Service Enterprise Group, Inc.	9,600	765,792
Sempra	102,088	8,173,165
		12,276,457
TOTAL UTILITIES		81,153,248
TOTAL COMMON STOCKS (Cost $1,877,886,240)		3,600,721,425

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Skyryse, Inc. Series B (a)(b)(d)	37,900	803,480

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (a)(d)	69,906	520,800

TOTAL PREFERRED STOCKS (Cost $2,193,679)		1,324,280

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.32% 8/29/24 (Cost $1,653,223)	1,660,000	1,653,189

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	25,201,004	25,206,045
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	3,181,982	3,182,300
TOTAL MONEY MARKET FUNDS (Cost $28,387,224)		28,388,345

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,910,120,366)	3,632,087,239
NET OTHER ASSETS (LIABILITIES) - 0.2%	7,347,024
NET ASSETS - 100.0%	3,639,434,263

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,096,179 or 0.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Lionsgate Studios Corp.	12/22/23	389,861

Skyryse, Inc. Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	55,613,975	304,078,858	334,487,064	1,493,816	276	-	25,206,045	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,333,484	49,789,473	48,940,657	5,418	-	-	3,182,300	0.0%
Total	57,947,459	353,868,331	383,427,721	1,499,234	276	-	28,388,345

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	318,447,652	318,447,652	-	-
Consumer Discretionary	373,987,969	373,987,969	-	-
Consumer Staples	193,827,784	193,827,784	-	-
Energy	138,163,728	138,163,728	-	-
Financials	501,345,000	501,345,000	-	-
Health Care	424,951,142	424,951,142	-	-
Industrials	367,608,717	367,087,917	-	520,800
Information Technology	1,029,683,296	1,028,879,816	-	803,480
Materials	84,404,125	84,404,125	-	-
Real Estate	88,473,044	88,473,044	-	-
Utilities	81,153,248	81,153,248	-	-

U.S. Government and Government Agency Obligations	1,653,189	-	1,653,189	-

Money Market Funds	28,388,345	28,388,345	-	-
Total Investments in Securities:	3,632,087,239	3,629,109,770	1,653,189	1,324,280
Fidelity® Series All-Sector Equity Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,149,408) - See accompanying schedule:
Unaffiliated issuers (cost $1,881,733,142)	$3,603,698,894
Fidelity Central Funds (cost $28,387,224)	28,388,345

Total Investment in Securities (cost $1,910,120,366)		$3,632,087,239
Cash		93,794
Receivable for investments sold		20,150,703
Receivable for fund shares sold		1,582,620
Dividends receivable		1,351,401
Distributions receivable from Fidelity Central Funds		140,588
Other receivables		96,899
Total assets		3,655,503,244
Liabilities
Payable for investments purchased	$12,065,341
Payable for fund shares redeemed	809,502
Other payables and accrued expenses	11,838
Collateral on securities loaned	3,182,300
Total liabilities		16,068,981
Net Assets		$3,639,434,263
Net Assets consist of:
Paid in capital		$1,756,460,081
Total accumulated earnings (loss)		1,882,974,182
Net Assets		$3,639,434,263
Net Asset Value, offering price and redemption price per share ($3,639,434,263 ÷ 294,544,498 shares)		$12.36
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$19,804,765
Interest		58,082
Income from Fidelity Central Funds (including $5,418 from security lending)		1,499,234
Total income		21,362,081
Expenses
Custodian fees and expenses	$21,964
Independent trustees' fees and expenses	6,790
Miscellaneous	54
Total expenses before reductions	28,808
Expense reductions	(530)
Total expenses after reductions		28,278
Net Investment income (loss)		21,333,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	142,480,871
Fidelity Central Funds	276
Futures contracts	3,311,283
Total net realized gain (loss)		145,792,430
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	315,657,023
Unfunded commitments	24,412
Assets and liabilities in foreign currencies	(700)
Futures contracts	(599,870)
Total change in net unrealized appreciation (depreciation)		315,080,865
Net gain (loss)		460,873,295
Net increase (decrease) in net assets resulting from operations		$482,207,098
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,333,803	$40,243,805
Net realized gain (loss)	145,792,430	201,038,216
Change in net unrealized appreciation (depreciation)	315,080,865	410,345,397
Net increase (decrease) in net assets resulting from operations	482,207,098	651,627,418
Distributions to shareholders	(77,190,682)	(167,447,530)

Share transactions
Proceeds from sales of shares	198,518,339	290,755,233
Reinvestment of distributions	77,190,682	167,447,530
Cost of shares redeemed	(249,857,286)	(685,274,216)

Net increase (decrease) in net assets resulting from share transactions	25,851,735	(227,071,453)
Total increase (decrease) in net assets	430,868,151	257,108,435

Net Assets
Beginning of period	3,208,566,112	2,951,457,677
End of period	$3,639,434,263	$3,208,566,112

Other Information
Shares
Sold	16,804,632	28,417,864
Issued in reinvestment of distributions	6,723,927	16,480,799
Redeemed	(21,016,819)	(67,713,383)
Net increase (decrease)	2,511,740	(22,814,720)

Financial Highlights
Fidelity® Series All-Sector Equity Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.99	$9.37	$11.24	$11.39	$10.41	$9.35
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.12	.13	.15 C	.17
Net realized and unrealized gain (loss)	1.56	2.07	(.95)	2.21	2.22	1.78
Total from investment operations	1.63	2.21	(.83)	2.34	2.37	1.95
Distributions from net investment income	(.01)	(.14)	(.13)	(.14)	(.17)	(.18)
Distributions from net realized gain	(.25)	(.46)	(.91)	(2.35)	(1.23)	(.71)
Total distributions	(.26)	(.59) D	(1.04)	(2.49)	(1.39) D	(.89)
Net asset value, end of period	$12.36	$10.99	$9.37	$11.24	$11.39	$10.41
Total Return E,F	15.02%	24.16%	(7.34)%	20.53%	24.94%	21.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	-% I,J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- % I,J	-%	-%	-%	-%	-%
Expenses net of all reductions	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	1.21% I,J	1.35%	1.26%	1.04%	1.47% C	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$3,639,434	$3,208,566	$2,951,458	$3,715,243	$3,689,394	$3,480,874
Portfolio turnover rate K	43 % J	41%	46%	44%	64%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Series Stock Selector Large Cap Value Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	3,188,596	129,201,910
Entertainment - 0.7%
The Walt Disney Co.	967,972	90,689,297
Media - 1.6%
Comcast Corp. Class A	3,679,337	151,846,238
WPP PLC	3,850,200	37,139,351
		188,985,589
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	390,195	71,124,745
TOTAL COMMUNICATION SERVICES		480,001,541
CONSUMER DISCRETIONARY - 6.0%
Automobile Components - 0.2%
Aptiv PLC (a)	432,200	29,990,358
Automobiles - 0.5%
General Motors Co.	1,457,700	64,605,264
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings, Inc.	567,300	121,782,291
McDonald's Corp.	431,300	114,467,020
		236,249,311
Household Durables - 0.6%
Tempur Sealy International, Inc.	1,279,900	67,002,765
Specialty Retail - 2.7%
Dick's Sporting Goods, Inc.	370,200	80,092,770
Lowe's Companies, Inc.	774,000	190,024,740
Williams-Sonoma, Inc.	317,500	49,110,900
		319,228,410
TOTAL CONSUMER DISCRETIONARY		717,076,108
CONSUMER STAPLES - 7.4%
Beverages - 2.3%
Coca-Cola Consolidated, Inc.	34,000	38,960,260
Constellation Brands, Inc. Class A (sub. vtg.)	175,600	43,050,096
Keurig Dr. Pepper, Inc.	1,316,800	45,139,904
Monster Beverage Corp. (a)	710,800	36,570,660
PepsiCo, Inc.	108,100	18,665,627
The Coca-Cola Co.	1,401,800	93,556,132
		275,942,679
Consumer Staples Distribution & Retail - 1.8%
Casey's General Stores, Inc.	32,300	12,527,232
Target Corp.	346,100	52,056,901
Walmart, Inc.	2,105,013	144,488,092
		209,072,225
Food Products - 0.7%
Bunge Global SA	26,900	2,830,687
Lamb Weston Holdings, Inc.	323,100	19,392,462
Mondelez International, Inc.	559,952	38,272,719
The J.M. Smucker Co.	248,100	29,263,395
		89,759,263
Household Products - 1.5%
Procter & Gamble Co.	1,078,672	173,407,311
Personal Care Products - 0.4%
Kenvue, Inc.	2,317,300	42,846,877
Tobacco - 0.7%
Philip Morris International, Inc.	707,800	81,510,248
TOTAL CONSUMER STAPLES		872,538,603
ENERGY - 7.3%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	1,248,900	60,309,381
Oil, Gas & Consumable Fuels - 6.8%
Canadian Natural Resources Ltd.	2,234,500	79,335,958
Cheniere Energy, Inc.	292,200	53,367,408
Exxon Mobil Corp.	2,788,400	330,676,356
MEG Energy Corp.	3,880,100	80,403,912
Phillips 66 Co.	685,800	99,770,184
Shell PLC ADR	1,103,600	80,805,592
Targa Resources Corp.	604,200	81,736,176
		806,095,586
TOTAL ENERGY		866,404,967
FINANCIALS - 21.0%
Banks - 8.3%
Bank of America Corp.	4,723,434	190,401,625
Citigroup, Inc.	1,597,975	103,676,618
Citizens Financial Group, Inc.	1,205,367	51,433,010
JPMorgan Chase & Co.	1,557,587	331,454,510
KeyCorp	2,517,517	40,607,549
U.S. Bancorp	1,901,011	85,317,374
Wells Fargo & Co.	3,014,864	178,902,030
		981,792,716
Capital Markets - 5.5%
Bank of New York Mellon Corp.	2,001,161	130,215,546
BlackRock, Inc.	127,250	111,534,625
Charles Schwab Corp.	371,751	24,234,448
Intercontinental Exchange, Inc.	718,412	108,882,523
LPL Financial	180,890	40,070,753
MarketAxess Holdings, Inc.	290,719	64,984,418
Moody's Corp.	6,781	3,095,391
Morgan Stanley	1,062,168	109,626,359
State Street Corp.	729,096	61,951,287
		654,595,350
Consumer Finance - 0.5%
Discover Financial Services	376,992	54,283,078
Financial Services - 3.3%
Apollo Global Management, Inc.	549,086	68,805,967
Berkshire Hathaway, Inc. Class B (a)	233,860	102,547,610
Block, Inc. Class A (a)	559,382	34,614,558
Corpay, Inc. (a)	267,190	77,971,386
Fiserv, Inc. (a)	485,384	79,394,261
Global Payments, Inc.	300,659	30,558,981
		393,892,763
Insurance - 3.4%
Arthur J. Gallagher & Co.	395,397	112,091,096
Chubb Ltd.	481,519	132,735,528
Hartford Financial Services Group, Inc.	1,480,327	164,197,871
		409,024,495
TOTAL FINANCIALS		2,493,588,402
HEALTH CARE - 15.1%
Biotechnology - 3.4%
AbbVie, Inc.	890,200	164,971,864
Gilead Sciences, Inc.	1,028,500	78,227,710
Regeneron Pharmaceuticals, Inc. (a)	84,200	90,867,798
Vertex Pharmaceuticals, Inc. (a)	149,800	74,258,856
		408,326,228
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	930,200	98,545,388
Becton, Dickinson & Co.	383,100	92,350,086
Boston Scientific Corp. (a)	1,608,900	118,865,532
Edwards Lifesciences Corp. (a)	154,000	9,709,700
Stryker Corp.	285,900	93,617,955
		413,088,661
Health Care Providers & Services - 4.2%
Cencora, Inc.	388,200	92,345,016
Elevance Health, Inc.	231,200	123,005,336
HCA Holdings, Inc.	51,500	18,697,075
Molina Healthcare, Inc. (a)	119,000	40,611,130
UnitedHealth Group, Inc.	400,300	230,636,848
		505,295,405
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	321,400	197,127,476
Pharmaceuticals - 2.3%
Johnson & Johnson	1,213,906	191,615,062
Pfizer, Inc.	2,546,700	77,776,218
		269,391,280
TOTAL HEALTH CARE		1,793,229,050
INDUSTRIALS - 14.2%
Aerospace & Defense - 3.9%
General Electric Co.	931,112	158,475,262
Northrop Grumman Corp.	197,356	95,583,458
RTX Corp.	455,692	53,539,253
Spirit AeroSystems Holdings, Inc. Class A (a)(b)	2,732,900	99,067,625
The Boeing Co. (a)	332,415	63,358,299
		470,023,897
Air Freight & Logistics - 1.9%
FedEx Corp.	731,411	221,068,975
Building Products - 1.2%
Johnson Controls International PLC	1,941,600	138,902,064
Construction & Engineering - 1.4%
Fluor Corp. (a)	3,577,848	172,094,489
Ground Transportation - 2.8%
Knight-Swift Transportation Holdings, Inc.	1,672,800	91,050,504
Norfolk Southern Corp.	758,700	189,341,172
U-Haul Holding Co. (non-vtg.)	788,653	50,260,856
		330,652,532
Industrial Conglomerates - 0.3%
3M Co.	257,516	32,846,166
Machinery - 2.1%
Allison Transmission Holdings, Inc.	2,038,100	180,555,279
Timken Co.	844,200	73,403,190
		253,958,469
Professional Services - 0.6%
Concentrix Corp.	962,113	67,828,967
TOTAL INDUSTRIALS		1,687,375,559
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.8%
Cisco Systems, Inc.	4,485,345	217,314,965
Electronic Equipment, Instruments & Components - 1.2%
Teledyne Technologies, Inc. (a)	250,837	105,818,097
Vontier Corp.	1,060,075	41,586,742
		147,404,839
IT Services - 2.8%
Amdocs Ltd.	1,314,212	114,954,124
Capgemini SA	501,568	99,573,026
Twilio, Inc. Class A (a)	1,038,700	61,418,331
VeriSign, Inc. (a)	328,700	61,470,187
		337,415,668
Semiconductors & Semiconductor Equipment - 1.2%
Microchip Technology, Inc.	615,251	54,621,984
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	496,258	82,279,576
		136,901,560
Software - 1.7%
Dropbox, Inc. Class A (a)	2,368,100	56,644,952
Gen Digital, Inc.	2,050,097	53,282,021
Salesforce, Inc.	114,000	29,503,200
Zoom Video Communications, Inc. Class A (a)	1,026,800	62,018,720
		201,448,893
Technology Hardware, Storage & Peripherals - 0.2%
HP, Inc.	585,900	21,145,131
TOTAL INFORMATION TECHNOLOGY		1,061,631,056
MATERIALS - 4.5%
Chemicals - 1.9%
Corteva, Inc.	1,248,200	70,024,020
Olin Corp.	1,297,851	59,194,984
The Chemours Co. LLC	2,298,100	55,545,077
Westlake Corp.	282,300	41,740,878
		226,504,959
Containers & Packaging - 1.7%
Berry Global Group, Inc.	701,200	46,082,864
International Paper Co.	1,250,600	58,127,888
O-I Glass, Inc. (a)	3,281,065	43,835,028
Smurfit Westrock PLC	1,242,800	55,727,152
		203,772,932
Metals & Mining - 0.5%
Glencore PLC	9,467,800	52,535,323
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	500,200	49,099,632
TOTAL MATERIALS		531,912,846
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp.	147,300	32,464,920
CubeSmart	1,186,133	56,436,208
Equinix, Inc.	69,850	55,198,264
Equity Lifestyle Properties, Inc.	204,500	14,045,060
Invitation Homes, Inc.	2,424,900	85,526,223
Mid-America Apartment Communities, Inc.	262,700	36,717,579
Prologis, Inc.	558,763	70,432,076
Simon Property Group, Inc.	386,700	59,335,248
SITE Centers Corp.	533,000	8,234,850
Welltower, Inc.	668,800	74,404,000
		492,794,428
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	490,900	55,329,339
TOTAL REAL ESTATE		548,123,767
UTILITIES - 4.6%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	804,700	78,957,164
Constellation Energy Corp.	256,933	48,765,883
Edison International	741,701	59,343,497
FirstEnergy Corp.	1,366,000	57,249,060
PG&E Corp.	3,916,248	71,471,526
Xcel Energy, Inc.	1,026,300	59,812,764
		375,599,894
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	3,596,600	63,983,514
Vistra Corp.	543,100	43,024,382
		107,007,896
Multi-Utilities - 0.5%
Sempra	727,700	58,259,662
TOTAL UTILITIES		540,867,452
TOTAL COMMON STOCKS (Cost $8,969,023,643)		11,592,749,351

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	239,207,244	239,255,085
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	3,181,682	3,182,000
TOTAL MONEY MARKET FUNDS (Cost $242,436,225)		242,437,085

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares Russell 1000 Value ETF (Cost $103,741,622)	615,000	112,784,850

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $9,315,201,490)	11,947,971,286
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(76,172,395)
NET ASSETS - 100.0%	11,871,798,891

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	123,240,944	2,659,398,644	2,543,386,269	5,081,498	1,766	-	239,255,085	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	49,979,650	456,288,038	503,085,688	22,476	-	-	3,182,000	0.0%
Total	173,220,594	3,115,686,682	3,046,471,957	5,103,974	1,766	-	242,437,085

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	480,001,541	442,862,190	37,139,351	-
Consumer Discretionary	717,076,108	717,076,108	-	-
Consumer Staples	872,538,603	872,538,603	-	-
Energy	866,404,967	866,404,967	-	-
Financials	2,493,588,402	2,493,588,402	-	-
Health Care	1,793,229,050	1,793,229,050	-	-
Industrials	1,687,375,559	1,687,375,559	-	-
Information Technology	1,061,631,056	962,058,030	99,573,026	-
Materials	531,912,846	479,377,523	52,535,323	-
Real Estate	548,123,767	548,123,767	-	-
Utilities	540,867,452	540,867,452	-	-

Money Market Funds	242,437,085	242,437,085	-	-

Equity Funds	112,784,850	112,784,850	-	-
Total Investments in Securities:	11,947,971,286	11,758,723,586	189,247,700	-
Fidelity® Series Stock Selector Large Cap Value Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,117,500) - See accompanying schedule:
Unaffiliated issuers (cost $9,072,765,265)	$11,705,534,201
Fidelity Central Funds (cost $242,436,225)	242,437,085

Total Investment in Securities (cost $9,315,201,490)		$11,947,971,286
Foreign currency held at value (cost $1,414)		1,411
Receivable for investments sold		538,030,993
Receivable for fund shares sold		4,667
Dividends receivable		11,225,776
Distributions receivable from Fidelity Central Funds		1,053,448
Other receivables		4,403
Total assets		12,498,291,984
Liabilities
Payable to custodian bank	$304,095
Payable for investments purchased	8,612,804
Payable for fund shares redeemed	614,350,711
Other payables and accrued expenses	43,483
Collateral on securities loaned	3,182,000
Total liabilities		626,493,093
Net Assets		$11,871,798,891
Net Assets consist of:
Paid in capital		$8,427,513,280
Total accumulated earnings (loss)		3,444,285,611
Net Assets		$11,871,798,891
Net Asset Value, offering price and redemption price per share ($11,871,798,891 ÷ 821,105,799 shares)		$14.46
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$118,732,301
Interest		2,253
Income from Fidelity Central Funds (including $22,476 from security lending)		5,103,974
Total income		123,838,528
Expenses
Custodian fees and expenses	$45,542
Independent trustees' fees and expenses	21,989
Miscellaneous	54
Total expenses		67,585
Net Investment income (loss)		123,770,943
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	720,585,238
Fidelity Central Funds	1,766
Foreign currency transactions	19,075
Total net realized gain (loss)		720,606,079
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	549,881,087
Assets and liabilities in foreign currencies	2,172
Total change in net unrealized appreciation (depreciation)		549,883,259
Net gain (loss)		1,270,489,338
Net increase (decrease) in net assets resulting from operations		$1,394,260,281
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,770,943	$217,808,089
Net realized gain (loss)	720,606,079	534,311,296
Change in net unrealized appreciation (depreciation)	549,883,259	165,370,478
Net increase (decrease) in net assets resulting from operations	1,394,260,281	917,489,863
Distributions to shareholders	(238,615,866)	(501,081,847)

Share transactions
Proceeds from sales of shares	1,374,192,659	1,717,893,480
Reinvestment of distributions	238,615,866	501,081,847
Cost of shares redeemed	(1,402,365,512)	(1,802,410,809)

Net increase (decrease) in net assets resulting from share transactions	210,443,013	416,564,518
Total increase (decrease) in net assets	1,366,087,428	832,972,534

Net Assets
Beginning of period	10,505,711,463	9,672,738,929
End of period	$11,871,798,891	$10,505,711,463

Other Information
Shares
Sold	100,881,298	138,209,062
Issued in reinvestment of distributions	17,636,058	40,203,390
Redeemed	(99,797,399)	(143,107,561)
Net increase (decrease)	18,719,957	35,304,891

Financial Highlights
Fidelity® Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.09	$12.61	$13.90	$12.64	$12.46	$11.57
Income from Investment Operations
Net investment income (loss) A,B	.15	.28	.25	.26	.28 C	.28
Net realized and unrealized gain (loss)	1.51	.86	(.03)	3.04	.39	1.33
Total from investment operations	1.66	1.14	.22	3.30	.67	1.61
Distributions from net investment income	(.02)	(.28)	(.27)	(.27)	(.28)	(.31)
Distributions from net realized gain	(.27)	(.38)	(1.23)	(1.77)	(.21)	(.41)
Total distributions	(.29)	(.66)	(1.51) D	(2.04)	(.49)	(.72)
Net asset value, end of period	$14.46	$13.09	$12.61	$13.90	$12.64	$12.46
Total Return E,F	12.83%	9.32%	2.10%	26.30%	5.74%	13.98%
Ratios to Average Net Assets A,G,H
Expenses before reductions	-% I,J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- % I,J	-%	-%	-%	-%	-%
Expenses net of all reductions	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	2.16% I,J	2.25%	1.98%	1.75%	2.54% C	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$11,871,799	$10,505,711	$9,672,739	$10,883,597	$10,931,056	$9,973,648
Portfolio turnover rate K	95 % J	72%	72%	81%	94%	65% L

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.23%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Series Value Discovery Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Entertainment - 2.2%
The Walt Disney Co.	2,676,500	250,761,285
Media - 2.7%
Comcast Corp. Class A	7,707,704	318,096,944
TOTAL COMMUNICATION SERVICES		568,858,229
CONSUMER DISCRETIONARY - 4.7%
Diversified Consumer Services - 1.9%
H&R Block, Inc.	3,754,364	217,527,850
Household Durables - 0.3%
Berkeley Group Holdings PLC	503,400	32,863,162
Specialty Retail - 2.2%
Lowe's Companies, Inc.	422,200	103,654,322
Murphy U.S.A., Inc.	82,100	41,453,932
Ross Stores, Inc.	775,200	111,031,896
		256,140,150
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.	785,400	31,486,686
TOTAL CONSUMER DISCRETIONARY		538,017,848
CONSUMER STAPLES - 10.8%
Beverages - 4.1%
Coca-Cola Europacific Partners PLC	1,799,839	132,774,123
Diageo PLC	2,272,500	70,708,802
Keurig Dr. Pepper, Inc.	3,663,900	125,598,492
The Coca-Cola Co.	2,153,800	143,744,612
		472,826,029
Consumer Staples Distribution & Retail - 1.9%
Alimentation Couche-Tard, Inc. (multi-vtg.)	613,300	37,806,803
BJ's Wholesale Club Holdings, Inc. (a)	896,500	78,856,140
U.S. Foods Holding Corp. (a)	1,961,530	106,687,617
		223,350,560
Food Products - 1.3%
Mondelez International, Inc.	979,300	66,935,155
Tyson Foods, Inc. Class A	1,404,300	85,521,870
		152,457,025
Household Products - 1.0%
Procter & Gamble Co.	731,900	117,660,244
Personal Care Products - 2.5%
Haleon PLC	21,762,000	97,611,340
Kenvue, Inc.	9,996,397	184,833,381
		282,444,721
TOTAL CONSUMER STAPLES		1,248,738,579
ENERGY - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Antero Resources Corp. (a)	1,918,100	55,663,262
Dynagas LNG Partners LP (a)	1,218,397	4,751,748
Equinor ASA sponsored ADR	3,169,800	84,189,888
Exxon Mobil Corp.	4,331,100	513,625,149
Occidental Petroleum Corp.	1,366,500	83,110,530
Ovintiv, Inc.	1,450,200	67,347,288
Parex Resources, Inc.	4,341,569	65,124,321
Parkland Corp.	535,300	15,016,238
Shell PLC ADR	1,886,300	138,114,886
		1,026,943,310
FINANCIALS - 24.1%
Banks - 11.8%
Bank of America Corp.	7,736,400	311,854,284
Cullen/Frost Bankers, Inc.	264,100	30,915,546
JPMorgan Chase & Co.	2,037,000	433,473,600
M&T Bank Corp.	601,444	103,550,613
PNC Financial Services Group, Inc.	781,400	141,511,540
U.S. Bancorp	2,145,800	96,303,504
Wells Fargo & Co.	4,240,100	251,607,534
		1,369,216,621
Capital Markets - 2.8%
BlackRock, Inc.	235,100	206,065,150
Northern Trust Corp.	1,312,500	116,353,125
		322,418,275
Financial Services - 2.9%
Apollo Global Management, Inc.	670,900	84,070,479
Berkshire Hathaway, Inc. Class B (a)	568,266	249,184,641
		333,255,120
Insurance - 6.6%
Chubb Ltd.	1,235,339	340,533,549
The Travelers Companies, Inc.	1,352,270	292,685,319
Willis Towers Watson PLC	462,600	130,582,728
		763,801,596
TOTAL FINANCIALS		2,788,691,612
HEALTH CARE - 16.7%
Health Care Providers & Services - 10.0%
Centene Corp. (a)	3,239,903	249,213,339
Cigna Group	835,707	291,385,960
CVS Health Corp.	2,290,600	138,191,898
Elevance Health, Inc.	282,826	150,471,917
UnitedHealth Group, Inc.	574,144	330,798,807
		1,160,061,921
Pharmaceuticals - 6.7%
AstraZeneca PLC sponsored ADR	2,747,754	217,484,729
Bristol-Myers Squibb Co.	3,699,948	175,969,527
Johnson & Johnson	1,170,359	184,741,168
Roche Holding AG (participation certificate)	260,899	84,468,559
Sanofi SA sponsored ADR	2,145,078	111,136,491
		773,800,474
TOTAL HEALTH CARE		1,933,862,395
INDUSTRIALS - 12.2%
Aerospace & Defense - 3.7%
Airbus Group NV	469,500	71,047,903
L3Harris Technologies, Inc.	300,100	68,089,689
Lockheed Martin Corp.	229,200	124,208,064
Northrop Grumman Corp.	281,400	136,287,648
The Boeing Co. (a)	164,800	31,410,880
		431,044,184
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	185,200	16,492,060
DHL Group	1,195,600	53,330,384
FedEx Corp.	306,200	92,548,950
		162,371,394
Building Products - 0.6%
Johnson Controls International PLC	1,014,500	72,577,330
Electrical Equipment - 1.0%
GE Vernova LLC	125,700	22,404,768
Regal Rexnord Corp.	471,200	75,712,416
Vestas Wind Systems A/S (a)	672,800	16,649,812
		114,766,996
Industrial Conglomerates - 1.4%
Siemens AG	897,300	164,293,036
Machinery - 3.1%
Allison Transmission Holdings, Inc.	211,300	18,719,067
Cummins, Inc.	96,600	28,187,880
Deere & Co.	524,000	194,917,520
Oshkosh Corp.	94,200	10,234,830
Pentair PLC	1,141,300	100,286,031
		352,345,328
Professional Services - 1.0%
Genpact Ltd.	1,208,400	41,895,228
Maximus, Inc.	757,300	70,345,597
		112,240,825
TOTAL INDUSTRIALS		1,409,639,093
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 2.0%
Cisco Systems, Inc.	4,752,175	230,242,879
IT Services - 2.5%
Amdocs Ltd.	1,592,338	139,281,805
Capgemini SA	457,900	90,903,902
Cognizant Technology Solutions Corp. Class A	772,079	58,430,939
		288,616,646
Software - 1.6%
Gen Digital, Inc.	5,879,828	152,816,730
Open Text Corp.	1,017,400	32,078,622
		184,895,352
TOTAL INFORMATION TECHNOLOGY		703,754,877
MATERIALS - 2.1%
Chemicals - 1.5%
CF Industries Holdings, Inc.	1,197,800	91,499,942
Nutrien Ltd.	1,594,662	81,646,694
		173,146,636
Containers & Packaging - 0.6%
Crown Holdings, Inc.	848,900	75,297,430
TOTAL MATERIALS		248,444,066
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Crown Castle, Inc.	738,500	81,294,080
Simon Property Group, Inc.	300,700	46,139,408
		127,433,488
UTILITIES - 6.6%
Electric Utilities - 4.6%
Edison International	1,914,900	153,211,149
NextEra Energy, Inc.	941,600	71,928,824
PG&E Corp.	14,158,000	258,383,500
Southern Co.	542,476	45,307,596
		528,831,069
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	2,972,600	52,882,554
Multi-Utilities - 1.6%
National Grid PLC	8,813,645	111,829,110
Sempra	906,800	72,598,408
		184,427,518
TOTAL UTILITIES		766,141,141
TOTAL COMMON STOCKS (Cost $8,944,276,170)		11,360,524,638

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP 9.00%	188,872	4,844,567
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd.	2,861,570	135,579,828
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $118,939,026)		140,424,395

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $133,218,751)	133,192,113	133,218,751

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $9,196,433,947)	11,634,167,784
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(67,895,456)
NET ASSETS - 100.0%	11,566,272,328

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	200,850,385	1,455,524,819	1,523,159,562	4,599,485	3,109	-	133,218,751	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	5,985,000	210,997,699	216,982,699	2,199	-	-	-	0.0%
Total	206,835,385	1,666,522,518	1,740,142,261	4,601,684	3,109	-	133,218,751

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	568,858,229	568,858,229	-	-
Consumer Discretionary	538,017,848	505,154,686	32,863,162	-
Consumer Staples	1,248,738,579	1,080,418,437	168,320,142	-
Energy	1,031,787,877	1,031,787,877	-	-
Financials	2,788,691,612	2,788,691,612	-	-
Health Care	1,933,862,395	1,849,393,836	84,468,559	-
Industrials	1,409,639,093	1,104,317,958	305,321,135	-
Information Technology	839,334,705	748,430,803	90,903,902	-
Materials	248,444,066	248,444,066	-	-
Real Estate	127,433,488	127,433,488	-	-
Utilities	766,141,141	654,312,031	111,829,110	-

Money Market Funds	133,218,751	133,218,751	-	-
Total Investments in Securities:	11,634,167,784	10,840,461,774	793,706,010	-
Fidelity® Series Value Discovery Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,063,215,196)	$11,500,949,033
Fidelity Central Funds (cost $133,218,751)	133,218,751

Total Investment in Securities (cost $9,196,433,947)		$11,634,167,784
Foreign currency held at value (cost $2,594)		2,586
Receivable for investments sold		538,086,247
Receivable for fund shares sold		20,759
Dividends receivable		12,574,569
Distributions receivable from Fidelity Central Funds		530,523
Other receivables		12,371
Total assets		12,185,394,839
Liabilities
Payable for investments purchased	$8,822,605
Payable for fund shares redeemed	610,262,596
Other payables and accrued expenses	37,310
Total liabilities		619,122,511
Net Assets		$11,566,272,328
Net Assets consist of:
Paid in capital		$8,788,897,100
Total accumulated earnings (loss)		2,777,375,228
Net Assets		$11,566,272,328
Net Asset Value, offering price and redemption price per share ($11,566,272,328 ÷ 719,289,710 shares)		$16.08
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$136,501,226
Interest		5,737
Income from Fidelity Central Funds (including $2,199 from security lending)		4,601,684
Total income		141,108,647
Expenses
Custodian fees and expenses	$74,591
Independent trustees' fees and expenses	21,388
Miscellaneous	86
Total expenses before reductions	96,065
Expense reductions	(96,238)
Total expenses after reductions		(173)
Net Investment income (loss)		141,108,820
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	220,676,804
Fidelity Central Funds	3,109
Foreign currency transactions	(89,674)
Total net realized gain (loss)		220,590,239
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	599,981,369
Assets and liabilities in foreign currencies	1,447
Total change in net unrealized appreciation (depreciation)		599,982,816
Net gain (loss)		820,573,055
Net increase (decrease) in net assets resulting from operations		$961,681,875
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,108,820	$227,178,540
Net realized gain (loss)	220,590,239	338,871,576
Change in net unrealized appreciation (depreciation)	599,982,816	(240,932,599)
Net increase (decrease) in net assets resulting from operations	961,681,875	325,117,517
Distributions to shareholders	(65,920,179)	(483,057,619)

Share transactions
Proceeds from sales of shares	1,716,600,244	2,455,380,571
Reinvestment of distributions	65,920,179	483,057,619
Cost of shares redeemed	(1,344,853,767)	(1,554,646,089)

Net increase (decrease) in net assets resulting from share transactions	437,666,656	1,383,792,101
Total increase (decrease) in net assets	1,333,428,352	1,225,851,999

Net Assets
Beginning of period	10,232,843,976	9,006,991,977
End of period	$11,566,272,328	$10,232,843,976

Other Information
Shares
Sold	112,386,651	167,415,599
Issued in reinvestment of distributions	4,302,884	33,673,586
Redeemed	(85,532,612)	(105,323,116)
Net increase (decrease)	31,156,923	95,766,069

Financial Highlights
Fidelity® Series Value Discovery Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.87	$15.21	$16.34	$14.29	$13.01	$12.19
Income from Investment Operations
Net investment income (loss) A,B	.19	.36	.32	.31	.32 C	.32
Net realized and unrealized gain (loss)	1.11	.06	(.10)	3.15	1.39	1.03
Total from investment operations	1.30	.42	.22	3.46	1.71	1.35
Distributions from net investment income	(.02)	(.35)	(.32)	(.33)	(.30)	(.34)
Distributions from net realized gain	(.08)	(.41)	(1.03)	(1.08)	(.13)	(.19)
Total distributions	(.09) D	(.76)	(1.35)	(1.41)	(.43)	(.53)
Net asset value, end of period	$16.08	$14.87	$15.21	$16.34	$14.29	$13.01
Total Return E,F	8.79%	2.93%	1.55%	24.35%	13.45%	10.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J,K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J,K	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J,K	-%	-%	-%	-%	-%
Net investment income (loss)	2.53% J,K	2.43%	2.12%	1.87%	2.54% C	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$11,566,272	$10,232,844	$9,006,992	$9,131,187	$8,971,710	$7,556,991
Portfolio turnover rate L	38 % J	32%	35%	38%	75%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.25%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Series All-Sector Equity Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series All-Sector Equity Fund.	1,913,650,626	1,761,563,156	(43,119,342)	1,718,443,814
Fidelity Series Stock Selector Large Cap Value Fund	9,334,929,647	2,794,065,809	(181,024,170)	2,613,041,639
Fidelity Series Value Discovery Fund	9,205,812,911	2,639,326,791	(210,971,918)	2,428,354,873

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, Fidelity Series All-Sector Equity Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	745,095,150	760,305,542
Fidelity Series Stock Selector Large Cap Value Fund	5,409,015,376	5,342,082,362
Fidelity Series Value Discovery Fund	2,799,920,980	2,089,925,807
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series All-Sector Equity Fund	11,979
Fidelity Series Stock Selector Large Cap Value Fund	82,742
Fidelity Series Value Discovery Fund	27,431

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series All-Sector Equity Fund	38,723,023	56,904,823	2,508,273
Fidelity Series Stock Selector Large Cap Value Fund	384,640,045	569,571,122	39,576,109
Fidelity Series Value Discovery Fund	321,349,211	100,490,682	10,256,574

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series All-Sector Equity Fund	571	1	-
Fidelity Series Stock Selector Large Cap Value Fund	2,358	-	-
Fidelity Series Value Discovery Fund	237	-	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series All-Sector Equity Fund.	530
Fidelity Series Value Discovery Fund	96,238
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series All-Sector Equity Fund
Fidelity Series Value Discovery Fund
Fidelity Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that each fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts. Fidelity Series Value Discovery Fund underperformed its benchmark and peers for the one- and three-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through May 31, 2027.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.956974.111
EDT-LDT-SANN-0924
Fidelity® Equity-Income K6 Fund

Semi-Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity-Income K6 Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	65,764	1,265,957
Quebecor, Inc. Class B (sub. vtg.)	7,600	167,892
Verizon Communications, Inc.	44,081	1,786,162
		3,220,011
Entertainment - 0.9%
The Walt Disney Co.	18,300	1,714,527
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A	7,488	1,284,492
Media - 1.5%
Comcast Corp. Class A	57,452	2,371,044
Interpublic Group of Companies, Inc.	19,497	627,218
		2,998,262
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	11,220	2,045,182
TOTAL COMMUNICATION SERVICES		11,262,474
CONSUMER DISCRETIONARY - 5.6%
Diversified Consumer Services - 0.6%
H&R Block, Inc.	18,822	1,090,547
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	9,614	2,551,556
Restaurant Brands International, Inc.	10,000	700,177
		3,251,733
Specialty Retail - 3.0%
Best Buy Co., Inc.	1,701	147,171
Burlington Stores, Inc. (a)	4,650	1,210,488
Dick's Sporting Goods, Inc.	2,534	548,231
Lowe's Companies, Inc.	7,222	1,773,073
TJX Companies, Inc.	20,540	2,321,431
		6,000,394
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co.	1,273	104,004
Tapestry, Inc.	14,550	583,310
		687,314
TOTAL CONSUMER DISCRETIONARY		11,029,988
CONSUMER STAPLES - 9.1%
Beverages - 1.8%
Keurig Dr. Pepper, Inc.	48,522	1,663,334
The Coca-Cola Co.	27,054	1,805,584
		3,468,918
Consumer Staples Distribution & Retail - 4.0%
Albertsons Companies, Inc.	12,300	243,909
Alimentation Couche-Tard, Inc. (multi-vtg.)	11,453	706,019
BJ's Wholesale Club Holdings, Inc. (a)	10,046	883,646
Costco Wholesale Corp.	271	222,762
Dollar Tree, Inc. (a)	5,210	543,611
Metro, Inc.	10,330	615,169
Target Corp.	8,853	1,331,580
Walmart, Inc.	49,110	3,370,910
		7,917,606
Food Products - 0.9%
Bunge Global SA	3,412	359,045
Mondelez International, Inc.	15,334	1,048,079
The J.M. Smucker Co.	3,300	389,235
		1,796,359
Household Products - 1.6%
Procter & Gamble Co.	20,212	3,249,281
Personal Care Products - 0.8%
Estee Lauder Companies, Inc. Class A	608	60,563
Kenvue, Inc.	38,373	709,517
Unilever PLC	13,003	799,096
		1,569,176
TOTAL CONSUMER STAPLES		18,001,340
ENERGY - 7.5%
Energy Equipment & Services - 0.0%
Vallourec SA (a)	1,239	20,087
Oil, Gas & Consumable Fuels - 7.5%
Canadian Natural Resources Ltd.	40,272	1,429,858
ConocoPhillips Co.	8,426	936,971
Enterprise Products Partners LP	40,762	1,176,391
Exxon Mobil Corp.	50,891	6,035,164
Hess Corp.	8,905	1,366,205
Imperial Oil Ltd.	22,409	1,605,385
Phillips 66 Co.	5,938	863,860
Shell PLC (London)	19,400	707,399
Valero Energy Corp.	4,571	739,222
		14,860,455
TOTAL ENERGY		14,880,542
FINANCIALS - 20.3%
Banks - 12.2%
Bank of America Corp.	114,667	4,622,227
Huntington Bancshares, Inc.	98,525	1,472,949
JPMorgan Chase & Co.	34,106	7,257,752
M&T Bank Corp.	10,888	1,874,587
PNC Financial Services Group, Inc.	19,311	3,497,222
U.S. Bancorp	31,800	1,427,184
Wells Fargo & Co.	68,514	4,065,621
		24,217,542
Capital Markets - 0.8%
BlackRock, Inc.	1,800	1,577,700
Consumer Finance - 0.7%
Capital One Financial Corp.	8,724	1,320,814
Financial Services - 0.8%
Apollo Global Management, Inc.	2,700	338,337
Visa, Inc. Class A	4,452	1,182,763
		1,521,100
Insurance - 5.8%
American Financial Group, Inc.	8,368	1,095,873
Chubb Ltd.	12,404	3,419,287
Hartford Financial Services Group, Inc.	25,117	2,785,978
Marsh & McLennan Companies, Inc.	9,673	2,152,920
The Travelers Companies, Inc.	9,732	2,106,394
		11,560,452
TOTAL FINANCIALS		40,197,608
HEALTH CARE - 14.6%
Biotechnology - 2.6%
AbbVie, Inc.	15,600	2,890,992
Gilead Sciences, Inc.	29,307	2,229,090
		5,120,082
Health Care Providers & Services - 3.3%
Cigna Group	3,930	1,370,273
UnitedHealth Group, Inc.	9,196	5,298,367
		6,668,640
Life Sciences Tools & Services - 2.1%
Danaher Corp.	14,827	4,108,265
Pharmaceuticals - 6.6%
AstraZeneca PLC (United Kingdom)	15,698	2,493,955
Eli Lilly & Co.	1,871	1,504,789
GSK PLC	34,700	673,832
Johnson & Johnson	21,224	3,350,208
Merck & Co., Inc.	17,056	1,929,545
Roche Holding AG (participation certificate)	3,656	1,183,665
Royalty Pharma PLC	17,093	481,510
Sanofi SA	13,722	1,414,636
		13,032,140
TOTAL HEALTH CARE		28,929,127
INDUSTRIALS - 13.1%
Aerospace & Defense - 4.9%
General Dynamics Corp.	5,500	1,642,905
General Electric Co.	20,664	3,517,013
Huntington Ingalls Industries, Inc.	4,736	1,325,985
Northrop Grumman Corp.	3,276	1,586,632
Rolls-Royce Holdings PLC (a)	68,900	398,945
Spirit AeroSystems Holdings, Inc. Class A (a)	6,700	242,875
The Boeing Co. (a)	5,694	1,085,276
		9,799,631
Building Products - 0.7%
Johnson Controls International PLC	19,031	1,361,478
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	11,333	439,727
Veralto Corp.	5,675	604,728
		1,044,455
Construction & Engineering - 0.2%
MDU Resources Group, Inc.	15,100	406,794
Electrical Equipment - 1.6%
AMETEK, Inc.	9,222	1,599,833
GE Vernova LLC	6,091	1,085,660
Regal Rexnord Corp.	2,708	435,121
		3,120,614
Ground Transportation - 0.6%
Norfolk Southern Corp.	4,900	1,222,844
Industrial Conglomerates - 0.7%
Hitachi Ltd.	34,790	751,696
Siemens AG	3,229	591,221
		1,342,917
Machinery - 2.8%
Crane Co.	11,604	1,861,514
Fortive Corp.	10,594	761,179
Hillenbrand, Inc.	8,100	358,263
ITT, Inc.	17,986	2,544,300
		5,525,256
Professional Services - 0.4%
KBR, Inc.	12,168	810,267
Trading Companies & Distributors - 0.7%
Watsco, Inc.	2,930	1,434,206
TOTAL INDUSTRIALS		26,068,462
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	39,390	1,908,446
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co.	8,206	515,993
IT Services - 1.6%
Accenture PLC Class A	5,980	1,977,108
Amdocs Ltd.	14,104	1,233,677
		3,210,785
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	5,922	1,370,232
Broadcom, Inc.	1,000	160,680
NXP Semiconductors NV	9,500	2,500,020
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,506	2,902,495
		6,933,427
Software - 2.2%
Gen Digital, Inc.	20,855	542,021
Microsoft Corp.	5,879	2,459,480
Roper Technologies, Inc.	2,711	1,476,817
		4,478,318
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	4,375	971,600
Samsung Electronics Co. Ltd.	35,177	2,154,601
		3,126,201
TOTAL INFORMATION TECHNOLOGY		20,173,170
MATERIALS - 5.0%
Chemicals - 2.4%
Linde PLC	10,438	4,733,633
Containers & Packaging - 1.3%
Ball Corp.	17,932	1,144,600
Crown Holdings, Inc.	17,720	1,571,764
		2,716,364
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	56,142	2,549,408
TOTAL MATERIALS		9,999,405
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	5,483	1,208,453
Lamar Advertising Co. Class A	17,160	2,056,798
Public Storage Operating Co.	3,341	988,669
		4,253,920
UTILITIES - 5.4%
Electric Utilities - 3.9%
Constellation Energy Corp.	7,871	1,493,916
Exelon Corp.	17,263	642,184
FirstEnergy Corp.	14,223	596,086
NextEra Energy, Inc.	31,109	2,376,417
PG&E Corp.	43,292	790,079
Southern Co.	21,823	1,822,657
		7,721,339
Gas Utilities - 0.2%
Southwest Gas Holdings, Inc.	6,400	474,624
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	8,734	691,907
Multi-Utilities - 1.0%
Ameren Corp.	7,908	626,867
CenterPoint Energy, Inc.	21,699	602,147
WEC Energy Group, Inc.	8,030	691,062
		1,920,076
TOTAL UTILITIES		10,807,946
TOTAL COMMON STOCKS (Cost $146,188,117)		195,603,982

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $3,982,810)	3,982,014	3,982,810

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $150,170,927)	199,586,792
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,257,612)
NET ASSETS - 100.0%	198,329,180

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,598,667	24,875,358	22,491,139	113,918	(76)	-	3,982,810	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	2,843,811	2,843,811	209	-	-	-	0.0%
Total	1,598,667	27,719,169	25,334,950	114,127	(76)	-	3,982,810

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,262,474	11,262,474	-	-
Consumer Discretionary	11,029,988	11,029,988	-	-
Consumer Staples	18,001,340	17,202,244	799,096	-
Energy	14,880,542	14,173,143	707,399	-
Financials	40,197,608	40,197,608	-	-
Health Care	28,929,127	23,163,039	5,766,088	-
Industrials	26,068,462	24,326,600	1,741,862	-
Information Technology	20,173,170	20,173,170	-	-
Materials	9,999,405	9,999,405	-	-
Real Estate	4,253,920	4,253,920	-	-
Utilities	10,807,946	10,807,946	-	-

Money Market Funds	3,982,810	3,982,810	-	-
Total Investments in Securities:	199,586,792	190,572,347	9,014,445	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $146,188,117)	$195,603,982
Fidelity Central Funds (cost $3,982,810)	3,982,810

Total Investment in Securities (cost $150,170,927)		$199,586,792
Cash		135
Foreign currency held at value (cost $41)		41
Receivable for investments sold		5,339,745
Receivable for fund shares sold		130,648
Dividends receivable		235,701
Distributions receivable from Fidelity Central Funds		18,084
Other receivables		24
Total assets		205,311,170
Liabilities
Payable for investments purchased	$6,871,568
Payable for fund shares redeemed	53,868
Accrued management fee	54,707
Other payables and accrued expenses	1,847
Total liabilities		6,981,990
Net Assets		$198,329,180
Net Assets consist of:
Paid in capital		$148,233,418
Total accumulated earnings (loss)		50,095,762
Net Assets		$198,329,180
Net Asset Value, offering price and redemption price per share ($198,329,180 ÷ 12,530,490 shares)		$15.83
Statement of Operations
Six months ended July 31, 2024 (Unaudited)
Investment Income
Dividends		$1,957,070
Interest		31
Income from Fidelity Central Funds (including $209 from security lending)		114,127
Total income		2,071,228
Expenses
Management fee	$296,262
Independent trustees' fees and expenses	330
Miscellaneous	2,236
Total expenses before reductions	298,828
Expense reductions	(529)
Total expenses after reductions		298,299
Net Investment income (loss)		1,772,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,354,775
Fidelity Central Funds	(76)
Foreign currency transactions	(1,119)
Total net realized gain (loss)		1,353,580
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,335,841
Assets and liabilities in foreign currencies	634
Total change in net unrealized appreciation (depreciation)		19,336,475
Net gain (loss)		20,690,055
Net increase (decrease) in net assets resulting from operations		$22,462,984
Statement of Changes in Net Assets

	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,772,929	$3,147,894
Net realized gain (loss)	1,353,580	1,351,996
Change in net unrealized appreciation (depreciation)	19,336,475	5,028,707
Net increase (decrease) in net assets resulting from operations	22,462,984	9,528,597
Distributions to shareholders	(2,263,976)	(3,012,839)

Share transactions
Proceeds from sales of shares	36,252,837	44,888,916
Reinvestment of distributions	2,263,976	3,012,839
Cost of shares redeemed	(15,745,456)	(56,344,885)

Net increase (decrease) in net assets resulting from share transactions	22,771,357	(8,443,130)
Total increase (decrease) in net assets	42,970,365	(1,927,372)

Net Assets
Beginning of period	155,358,815	157,286,187
End of period	$198,329,180	$155,358,815

Other Information
Shares
Sold	2,406,415	3,379,322
Issued in reinvestment of distributions	150,060	230,641
Redeemed	(1,050,061)	(4,273,142)
Net increase (decrease)	1,506,414	(663,179)

Financial Highlights
Fidelity® Equity-Income K6 Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$14.09	$13.46	$13.68	$11.44	$10.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.29	.27	.24	.20	.12
Net realized and unrealized gain (loss)	1.79	.62	(.24) D	2.51	.62	.79
Total from investment operations	1.94	.91	.03	2.75	.82	.91
Distributions from net investment income	(.17)	(.28)	(.25)	(.23)	(.20)	(.08)
Distributions from net realized gain	(.02)	-	- E	(.27)	(.01)	- E
Total distributions	(.20) F	(.28)	(.25)	(.51) F	(.21)	(.08)
Net asset value, end of period	$15.83	$14.09	$13.46	$13.68	$11.44	$10.83
Total Return G,H	13.81%	6.91%	.35%	24.13%	7.97%	9.14%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.34% K,L	.34%	.34%	.34%	.34%	.34% K
Expenses net of fee waivers, if any	.34 % K,L	.34%	.34%	.34%	.34%	.34% K
Expenses net of all reductions	.34% K,L	.34%	.34%	.34%	.34%	.34% K
Net investment income (loss)	2.03% K,L	2.16%	2.12%	1.81%	1.98%	1.78% K
Supplemental Data
Net assets, end of period (000 omitted)	$198,329	$155,359	$157,286	$107,954	$64,058	$48,531
Portfolio turnover rate M	37 % K	36% N	37% N	43% N	70% N	21% K,N

AFor the period June 13, 2019 (commencement of operations) through January 31, 2020.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
NPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024

1. Organization.
Fidelity Equity-Income K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$50,744,650
Gross unrealized depreciation	(2,102,674)
Net unrealized appreciation (depreciation)	$48,641,976
Tax cost	$150,944,816
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income K6 Fund	51,863,968	31,613,804

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	160,726	2,039,161
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .34% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity-Income K6 Fund	298

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Equity-Income K6 Fund	6,029,784	4,038,632	335,412

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity-Income K6 Fund	22	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $529.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity-Income K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9893875.105
EQU-K6-SANN-0924
Fidelity® Equity-Income Fund

Semi-Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity-Income Fund
Schedule of Investments July 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	2,857,988	55,016
Quebecor, Inc. Class B (sub. vtg.)	322,900	7,133
Verizon Communications, Inc.	1,808,264	73,271
		135,420
Entertainment - 0.9%
The Walt Disney Co.	776,500	72,750
Interactive Media & Services - 0.6%
Alphabet, Inc. Class A	318,672	54,665
Media - 1.5%
Comcast Corp. Class A	2,383,663	98,374
Interpublic Group of Companies, Inc.	845,589	27,203
		125,577
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	459,750	83,803
TOTAL COMMUNICATION SERVICES		472,215
CONSUMER DISCRETIONARY - 5.5%
Diversified Consumer Services - 0.5%
H&R Block, Inc.	689,678	39,960
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	411,113	109,109
Restaurant Brands International, Inc.	423,000	29,618
		138,727
Specialty Retail - 3.0%
Best Buy Co., Inc.	74,484	6,444
Burlington Stores, Inc. (a)	198,175	51,589
Dick's Sporting Goods, Inc.	106,377	23,015
Lowe's Companies, Inc.	307,578	75,513
TJX Companies, Inc.	880,890	99,558
		256,119
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co. (b)	60,127	4,912
Tapestry, Inc.	629,950	25,255
		30,167
TOTAL CONSUMER DISCRETIONARY		464,973
CONSUMER STAPLES - 9.1%
Beverages - 1.8%
Keurig Dr. Pepper, Inc.	2,058,221	70,556
The Coca-Cola Co.	1,168,048	77,956
		148,512
Consumer Staples Distribution & Retail - 4.0%
Albertsons Companies, Inc.	525,300	10,417
Alimentation Couche-Tard, Inc. (multi-vtg.)	496,147	30,585
BJ's Wholesale Club Holdings, Inc. (a)	429,629	37,790
Costco Wholesale Corp.	10,301	8,467
Dollar Tree, Inc. (a)	228,545	23,846
Metro, Inc.	449,870	26,791
Target Corp.	376,462	56,624
Walmart, Inc.	2,047,142	140,516
		335,036
Food Products - 0.9%
Bunge Global SA	147,884	15,562
Mondelez International, Inc.	664,150	45,395
The J.M. Smucker Co.	138,900	16,383
		77,340
Household Products - 1.6%
Procter & Gamble Co.	855,566	137,541
Personal Care Products - 0.8%
Estee Lauder Companies, Inc. Class A	49,666	4,947
Kenvue, Inc.	1,648,393	30,479
Unilever PLC	549,697	33,781
		69,207
TOTAL CONSUMER STAPLES		767,636
ENERGY - 7.5%
Energy Equipment & Services - 0.0%
Vallourec SA (a)	46,200	749
Oil, Gas & Consumable Fuels - 7.5%
Canadian Natural Resources Ltd.	1,648,038	58,514
ConocoPhillips Co.	352,932	39,246
Enterprise Products Partners LP	1,770,650	51,101
Exxon Mobil Corp.	2,145,011	254,377
Hess Corp.	384,767	59,031
Imperial Oil Ltd.	916,536	65,661
Phillips 66 Co.	258,027	37,538
Shell PLC (London)	823,100	30,013
Valero Energy Corp.	198,465	32,096
		627,577
TOTAL ENERGY		628,326
FINANCIALS - 20.2%
Banks - 12.1%
Bank of America Corp.	4,814,906	194,089
Huntington Bancshares, Inc.	4,263,404	63,738
JPMorgan Chase & Co.	1,441,032	306,644
M&T Bank Corp.	445,692	76,735
PNC Financial Services Group, Inc.	808,124	146,351
U.S. Bancorp	1,379,500	61,912
Wells Fargo & Co.	2,865,243	170,024
		1,019,493
Capital Markets - 0.8%
BlackRock, Inc.	76,300	66,877
Consumer Finance - 0.7%
Capital One Financial Corp.	380,020	57,535
Financial Services - 0.8%
Apollo Global Management, Inc.	100,102	12,544
Visa, Inc. Class A	192,261	51,078
		63,622
Insurance - 5.8%
American Financial Group, Inc.	365,288	47,838
Chubb Ltd.	522,029	143,903
Hartford Financial Services Group, Inc.	1,046,524	116,080
Marsh & McLennan Companies, Inc.	416,627	92,729
The Travelers Companies, Inc.	402,336	87,082
		487,632
TOTAL FINANCIALS		1,695,159
HEALTH CARE - 14.6%
Biotechnology - 2.6%
AbbVie, Inc.	663,200	122,904
Gilead Sciences, Inc.	1,211,693	92,161
		215,065
Health Care Providers & Services - 3.3%
Cigna Group	168,177	58,638
UnitedHealth Group, Inc.	387,916	223,502
		282,140
Life Sciences Tools & Services - 2.1%
Danaher Corp.	634,524	175,814
Pharmaceuticals - 6.6%
AstraZeneca PLC (United Kingdom)	652,204	103,616
Eli Lilly & Co.	81,614	65,640
GSK PLC	1,472,600	28,596
Johnson & Johnson	880,765	139,029
Merck & Co., Inc.	724,377	81,949
Roche Holding AG (participation certificate)	155,108	50,218
Royalty Pharma PLC	733,007	20,649
Sanofi SA	596,005	61,444
		551,141
TOTAL HEALTH CARE		1,224,160
INDUSTRIALS - 13.0%
Aerospace & Defense - 4.9%
General Dynamics Corp.	231,400	69,121
General Electric Co.	882,182	150,147
Huntington Ingalls Industries, Inc.	189,998	53,196
Northrop Grumman Corp.	129,971	62,948
Rolls-Royce Holdings PLC (a)	2,918,800	16,900
Spirit AeroSystems Holdings, Inc. Class A (a)	276,100	10,009
The Boeing Co. (a)	242,563	46,233
		408,554
Building Products - 0.7%
Johnson Controls International PLC	767,679	54,920
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	491,067	19,054
Veralto Corp.	239,241	25,494
		44,548
Construction & Engineering - 0.2%
MDU Resources Group, Inc.	619,415	16,687
Electrical Equipment - 1.6%
AMETEK, Inc.	398,298	69,097
GE Vernova LLC	259,895	46,324
Regal Rexnord Corp.	120,892	19,425
		134,846
Ground Transportation - 0.6%
Norfolk Southern Corp.	205,104	51,186
Industrial Conglomerates - 0.7%
Hitachi Ltd.	1,493,810	32,276
Siemens AG	137,515	25,179
		57,455
Machinery - 2.7%
Crane Co.	474,877	76,180
Fortive Corp.	456,719	32,815
Hillenbrand, Inc.	353,100	15,618
ITT, Inc.	744,776	105,356
		229,969
Professional Services - 0.4%
KBR, Inc.	565,032	37,625
Trading Companies & Distributors - 0.7%
Watsco, Inc. (b)	124,049	60,721
TOTAL INDUSTRIALS		1,096,511
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,668,066	80,818
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co.	355,275	22,340
IT Services - 1.6%
Accenture PLC Class A	255,213	84,379
Amdocs Ltd.	603,699	52,806
		137,185
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	254,378	58,858
Broadcom, Inc.	51,000	8,195
NXP Semiconductors NV	427,615	112,531
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	735,212	121,898
		301,482
Software - 2.2%
Gen Digital, Inc.	904,612	23,511
Microsoft Corp.	243,220	101,751
Roper Technologies, Inc.	117,336	63,919
		189,181
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	188,073	41,767
Samsung Electronics Co. Ltd.	1,463,250	89,624
		131,391
TOTAL INFORMATION TECHNOLOGY		862,397
MATERIALS - 5.0%
Chemicals - 2.4%
Linde PLC	441,124	200,050
Containers & Packaging - 1.4%
Ball Corp.	780,668	49,830
Crown Holdings, Inc.	765,408	67,892
		117,722
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	2,351,258	106,771
TOTAL MATERIALS		424,543
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	238,179	52,495
Lamar Advertising Co. Class A	712,664	85,420
Public Storage Operating Co.	146,905	43,472
		181,387
UTILITIES - 5.5%
Electric Utilities - 3.9%
Constellation Energy Corp.	333,753	63,346
Exelon Corp.	751,985	27,974
FirstEnergy Corp.	619,358	25,957
NextEra Energy, Inc.	1,332,613	101,798
PG&E Corp.	1,835,022	33,489
Southern Co.	901,679	75,308
		327,872
Gas Utilities - 0.2%
Southwest Gas Holdings, Inc.	276,200	20,483
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	375,935	29,782
Multi-Utilities - 1.0%
Ameren Corp.	342,593	27,157
CenterPoint Energy, Inc.	940,959	26,112
WEC Energy Group, Inc.	346,463	29,817
		83,086
TOTAL UTILITIES		461,223
TOTAL COMMON STOCKS (Cost $5,169,198)		8,278,530

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	166,984,893	167,018
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	13,986,501	13,988
TOTAL MONEY MARKET FUNDS (Cost $181,006)		181,006

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $5,350,204)	8,459,536
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(58,723)
NET ASSETS - 100.0%	8,400,813

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21,915	620,893	475,790	4,840	-	-	167,018	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	33,925	183,153	203,090	26	-	-	13,988	0.1%
Total	55,840	804,046	678,880	4,866	-	-	181,006

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	472,215	472,215	-	-
Consumer Discretionary	464,973	464,973	-	-
Consumer Staples	767,636	733,855	33,781	-
Energy	628,326	598,313	30,013	-
Financials	1,695,159	1,695,159	-	-
Health Care	1,224,160	980,286	243,874	-
Industrials	1,096,511	1,022,156	74,355	-
Information Technology	862,397	862,397	-	-
Materials	424,543	424,543	-	-
Real Estate	181,387	181,387	-	-
Utilities	461,223	461,223	-	-

Money Market Funds	181,006	181,006	-	-
Total Investments in Securities:	8,459,536	8,077,513	382,023	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of July 31, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $13,899) - See accompanying schedule:
Unaffiliated issuers (cost $5,169,198)	$8,278,530
Fidelity Central Funds (cost $181,006)	181,006

Total Investment in Securities (cost $5,350,204)		$8,459,536
Receivable for investments sold		219,795
Receivable for fund shares sold		2,783
Dividends receivable		10,837
Distributions receivable from Fidelity Central Funds		713
Prepaid expenses		2
Other receivables		724
Total assets		8,694,390
Liabilities
Payable to custodian bank	$5
Payable for investments purchased	272,502
Payable for fund shares redeemed	2,699
Accrued management fee	3,584
Other payables and accrued expenses	799
Collateral on securities loaned	13,988
Total liabilities		293,577
Net Assets		$8,400,813
Net Assets consist of:
Paid in capital		$5,065,544
Total accumulated earnings (loss)		3,335,269
Net Assets		$8,400,813

Net Asset Value and Maximum Offering Price
Equity-Income :
Net Asset Value, offering price and redemption price per share ($7,756,716 ÷ 102,109 shares)		$75.97
Class K :
Net Asset Value, offering price and redemption price per share ($644,097 ÷ 8,487 shares)		$75.89
Statement of Operations
Six months ended July 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Dividends		$90,644
Interest		1
Income from Fidelity Central Funds (including $26 from security lending)		4,866
Total income		95,511
Expenses
Management fee	$20,327
Transfer agent fees	785
Accounting fees	93
Custodian fees and expenses	48
Independent trustees' fees and expenses	16
Registration fees	66
Audit fees	53
Legal	15
Miscellaneous	81
Total expenses before reductions	21,484
Expense reductions	(181)
Total expenses after reductions		21,303
Net Investment income (loss)		74,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	218,749
Foreign currency transactions	(82)
Total net realized gain (loss)		218,667
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	739,035
Assets and liabilities in foreign currencies	34
Total change in net unrealized appreciation (depreciation)		739,069
Net gain (loss)		957,736
Net increase (decrease) in net assets resulting from operations		$1,031,944
Statement of Changes in Net Assets

Amount in thousands	Six months ended July 31, 2024 (Unaudited)	Year ended January 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,208	$138,649
Net realized gain (loss)	218,667	231,571
Change in net unrealized appreciation (depreciation)	739,069	127,889
Net increase (decrease) in net assets resulting from operations	1,031,944	498,109
Distributions to shareholders	(96,184)	(322,160)

Share transactions - net increase (decrease)	(241,030)	289,739
Total increase (decrease) in net assets	694,730	465,688

Net Assets
Beginning of period	7,706,083	7,240,395
End of period	$8,400,813	$7,706,083

Financial Highlights
Fidelity® Equity-Income Fund

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$67.64	$66.16	$69.17	$61.74	$59.36	$54.70
Income from Investment Operations
Net investment income (loss) A,B	.67	1.25	1.27	1.12	.97	1.19
Net realized and unrealized gain (loss)	8.53	3.11	(1.37)	13.26	3.52	7.81
Total from investment operations	9.20	4.36	(.10)	14.38	4.49	9.00
Distributions from net investment income	(.62)	(1.20)	(1.23)	(1.09)	(.94)	(1.10)
Distributions from net realized gain	(.24)	(1.68)	(1.67)	(5.86)	(1.17)	(3.24)
Total distributions	(.87) C	(2.88)	(2.91) C	(6.95)	(2.11)	(4.34)
Net asset value, end of period	$75.97	$67.64	$66.16	$69.17	$61.74	$59.36
Total Return D,E	13.67%	6.83%	.05%	23.70%	7.93%	16.69%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.54% H	.57%	.57%	.57%	.60%	.60%
Expenses net of fee waivers, if any	.54 % H	.57%	.57%	.57%	.60%	.60%
Expenses net of all reductions	.54% H	.57%	.57%	.57%	.59%	.60%
Net investment income (loss)	1.84% H	1.92%	1.94%	1.59%	1.75%	2.04%
Supplemental Data
Net assets, end of period (in millions)	$7,757	$7,147	$6,699	$7,163	$5,940	$5,378
Portfolio turnover rate I	25 % H	17% J	22% J	27% J	50% J	32% J

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity-Income Fund Class K

	Six months ended (Unaudited) July 31, 2024	Years ended January 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$67.57	$66.10	$69.11	$61.69	$59.31	$54.67
Income from Investment Operations
Net investment income (loss) A,B	.69	1.30	1.33	1.17	1.02	1.24
Net realized and unrealized gain (loss)	8.53	3.10	(1.38)	13.26	3.52	7.80
Total from investment operations	9.22	4.40	(.05)	14.43	4.54	9.04
Distributions from net investment income	(.65)	(1.26)	(1.29)	(1.15)	(.99)	(1.16)
Distributions from net realized gain	(.24)	(1.68)	(1.67)	(5.86)	(1.17)	(3.24)
Total distributions	(.90) C	(2.93) C	(2.96)	(7.01)	(2.16)	(4.40)
Net asset value, end of period	$75.89	$67.57	$66.10	$69.11	$61.69	$59.31
Total Return D,E	13.71%	6.92%	.14%	23.80%	8.04%	16.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.49%	.49%	.49%	.50%	.51%
Expenses net of fee waivers, if any	.46 % H	.48%	.48%	.48%	.50%	.51%
Expenses net of all reductions	.46% H	.48%	.48%	.48%	.50%	.50%
Net investment income (loss)	1.92% H	2.00%	2.03%	1.67%	1.84%	2.13%
Supplemental Data
Net assets, end of period (in millions)	$644	$559	$541	$719	$655	$788
Portfolio turnover rate I	25 % H	17% J	22% J	27% J	50% J	32% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Equity-Income Fund	$660

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,179,343
Gross unrealized depreciation	$(80,104)
Net unrealized appreciation (depreciation)	$3,099,239
Tax cost	$5,360,297
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income Fund	967,684	1,328,723

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Equity-Income Fund	33	754	2,039
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Equity-Income	.53
Class K	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Equity-Income	.53
Class K	.45

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period February 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Equity-Income	765.1266
Class K	20.0420
	785

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period February 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Equity-Income Fund	.0142

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity-Income Fund	9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Equity-Income Fund	112,647	146,990	40,698
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Equity-Income Fund	7
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity-Income Fund	3	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $21.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $160.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Equity-Income Fund
Distributions to shareholders
Equity-Income	$88,777	$298,261
Class K	7,407	23,899
Total	$96,184	$322,160
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2024	Year ended January 31, 2024	Six months ended July 31, 2024	Year ended January 31, 2024
Fidelity Equity-Income Fund
Equity-Income
Shares sold	4,887	14,865	$352,977	$966,757
Reinvestment of distributions	1,128	4,246	81,452	274,795
Shares redeemed	(9,579)	(14,691)	(691,563)	(957,010)
Net increase (decrease)	(3,564)	4,420	$(257,134)	$284,542
Class K
Shares sold	1,045	1,494	$75,796	$97,073
Reinvestment of distributions	103	370	7,407	23,899
Shares redeemed	(931)	(1,785)	(67,099)	(115,776)
Net increase (decrease)	217	79	$16,104	$5,196
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	31,585,871,548.28	98.77
Withheld	394,931,405.14	1.23
TOTAL	31,980,802,953.41	100.00
Robert A. Lawrence
Affirmative	31,579,331,412.89	98.74
Withheld	401,471,540.52	1.26
TOTAL	31,980,802,953.41	100.00
Vijay C. Advani
Affirmative	31,570,479,036.90	98.72
Withheld	410,323,916.51	1.28
TOTAL	31,980,802,953.41	100.00
Thomas P. Bostick
Affirmative	31,572,061,518.08	98.72
Withheld	408,741,435.33	1.28
TOTAL	31,980,802,953.41	100.00
Donald F. Donahue
Affirmative	31,568,670,125.87	98.71
Withheld	412,132,827.54	1.29
TOTAL	31,980,802,953.41	100.00
Vicki L. Fuller
Affirmative	31,587,265,270.21	98.77
Withheld	393,537,683.20	1.23
TOTAL	31,980,802,953.41	100.00
Patricia L. Kampling
Affirmative	31,601,026,421.72	98.81
Withheld	379,776,531.69	1.19
TOTAL	31,980,802,953.41	100.00
Thomas A. Kennedy
Affirmative	31,587,781,801.18	98.77
Withheld	393,021,152.23	1.23
TOTAL	31,980,802,953.41	100.00
Oscar Munoz
Affirmative	31,581,569,215.90	98.75
Withheld	399,233,737.51	1.25
TOTAL	31,980,802,953.41	100.00
Karen B. Peetz
Affirmative	31,582,373,532.17	98.75
Withheld	398,429,421.24	1.25
TOTAL	31,980,802,953.41	100.00
David M. Thomas
Affirmative	31,557,060,494.66	98.68
Withheld	423,742,458.76	1.32
TOTAL	31,980,802,953.41	100.00
Susan Tomasky
Affirmative	31,564,299,590.94	98.70
Withheld	416,503,362.48	1.30
TOTAL	31,980,802,953.41	100.00
Michael E. Wiley
Affirmative	31,557,707,309.30	98.68
Withheld	423,095,644.12	1.32
TOTAL	31,980,802,953.41	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity-Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.536123.127
EQU-SANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024